UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-00945

Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report

Virtus Growth & Income Fund

Virtus Mid-Cap Core Fund

Virtus Mid-Cap Growth Fund

Virtus Quality Large-Cap Value Fund

Virtus Quality Small-Cap Fund*

Virtus Small-Cap Core Fund*

Virtus Small-Cap Sustainable Growth Fund*

Virtus Strategic Growth Fund

Virtus Tactical Allocation Fund

* Prospectus Supplement applicable to this fund appears at the back of this Semiannual Report.

TRUST NAME: VIRTUS EQUITY TRUST	September 30, 2012

Not FDIC Insured	No Bank Guarantee	May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets for much of the six-month period covered by this report. Following an extremely volatile second quarter, markets rebounded in the third quarter, making up for much of the earlier losses.

Equity and fixed income markets produced mixed results for the six months ended September 30, 2012. U.S. equities, as measured by the S&P 500® Index, gained 3.43 percent, surpassing international equities, which rose just 0.89 percent, as represented by the MSCI All Country World Index (net). U.S. fixed income markets were up 3.68 percent in the six months, as measured by the Barclays Capital U.S. Aggregate Bond Index. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury and its yield low, at just 1.64 percent at the end of September.

As we enter the final quarter of 2012, the economic strength of the United States, Europe, and China remains tenuous. The onus is on U.S. government to avoid the dangers of the “fiscal cliff” and on corporations to produce robust earnings, in particular strong revenue growth, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2012

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

MSCI All Country World Index (Net)

The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

REIT (Real estate investment trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPDR®

S&P Depositary Receipt, an exchange-traded fund (ETF) managed by State Street Global Advisors that tracks the S&P 500® Index.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the New York Stock Exchange (NYSE).

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2012 to September 30, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Growth & Income Fund
Actual
Class A	$1,000.00	$1,008.40	1.25%	$6.29
Class C	1,000.00	1,004.70	2.00	10.05
Class I	1,000.00	1,009.70	1.00	5.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.72	1.25	6.35
Class C	1,000.00	1,014.92	2.00	10.15
Class I	1,000.00	1,019.99	1.00	5.08
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,002.90	1.35%	$6.78
Class C	1,000.00	999.70	2.10	10.53
Class I	1,000.00	1,004.90	1.10	5.53
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.49	1.10	5.58
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$983.40	1.44%	$7.16
Class B	1,000.00	979.30	2.19	10.87
Class C	1,000.00	979.30	2.19	10.87
Class I	1,000.00	984.10	1.19	5.92
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.76	1.44	7.31
Class B	1,000.00	1,013.95	2.19	11.12
Class C	1,000.00	1,013.95	2.19	11.12
Class I	1,000.00	1,019.03	1.19	6.04
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$1,024.40	1.35%	$6.85
Class C	1,000.00	1,020.90	2.10	10.64
Class I	1,000.00	1,026.65	1.10	5.59
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$932.80	1.42%	$6.88
Class C	1,000.00	928.50	2.17	10.49
Class I	1,000.00	933.40	1.17	5.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.42	7.21
Class C	1,000.00	1,014.05	2.17	11.02
Class I	1,000.00	1,019.13	1.17	5.94

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2012 to September 30, 2012

Expense Table
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Core Fund
Actual
Class A	$1,000.00	$989.60	1.36%	$6.78
Class C	1,000.00	986.10	2.10	10.46
Class I	1,000.00	991.10	1.11	5.54
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.17	1.36	6.90
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.44	1.11	5.63
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$997.70	1.65%	$8.26
Class C	1,000.00	993.60	2.40	11.99
Class I	1,000.00	999.20	1.40	7.02
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.69	1.65	8.38
Class C	1,000.00	1,012.89	2.40	12.18
Class I	1,000.00	1,017.96	1.40	7.11
Strategic Growth Fund
Actual
Class A	$1,000.00	$981.10	1.37%	$6.80
Class B	1,000.00	976.90	2.12	10.51
Class C	1,000.00	978.10	2.12	10.51
Class I	1,000.00	982.40	1.12	5.57
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.12	1.37	6.95
Class B	1,000.00	1,014.31	2.12	10.76
Class C	1,000.00	1,014.31	2.12	10.76
Class I	1,000.00	1,019.38	1.12	5.69
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,023.90	1.32%	$6.70
Class B	1,000.00	1,019.80	2.07	10.48
Class C	1,000.00	1,019.70	2.07	10.48
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.37	1.32	6.70
Class B	1,000.00	1,014.56	2.07	10.51
Class C	1,000.00	1,014.56	2.07	10.51

The Funds may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such expenses and fees had been included, the expenses would have been higher.

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS EQUITY TRUST

Portfolio Holdings Summary Weightings

September 30, 2012 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2012.

Growth & Income Fund

Information Technology	22%
Consumer Discretionary	16
Health Care	14
Energy	12
Financials	12
Consumer Staples	8
Industrials	8
Other (includes short-term investments)	8

100%

Mid-Cap Core Fund

Industrials	19%
Information Technology	15
Consumer Discretionary	14
Health Care	14
Financials	10
Energy	8
Materials	6
Other (includes short-term investments)	14

100%

Mid-Cap Growth Fund

Information Technology	26%
Consumer Discretionary	18
Industrials	16
Health Care	14
Financials	9
Energy	8
Consumer Staples	6
Other (includes short-term investments)	3

100%

Quality Large-Cap Value Fund

Financials	21%
Consumer Discretionary	16
Consumer Staples	14
Industrials	11
Energy	9
Health Care	9
Information Technology	9
Other (includes short-term investments)	11

100%

Quality Small-Cap Fund

Information Technology	25%
Financials	20
Industrials	20
Consumer Discretionary	9
Consumer Staples	8
Health Care	7
Energy	6
Other (includes short-term investments)	5

100%

Small-Cap Core Fund

Industrials	23%
Health Care	22
Information Technology	21
Financials	12
Consumer Discretionary	7
Materials	3
Other (includes short-term investments)	12

100%

Small-Cap Sustainable Growth Fund

Information Technology	37%
Health Care	22
Consumer Discretionary	14
Industrials	12
Consumer Staples	8
Financials	6
Other (includes short-term investments)	1

100%

Strategic Growth Fund

Information Technology	34%
Industrials	16
Consumer Discretionary	13
Consumer Staples	12
Energy	8
Health Care	7
Materials	6
Other (includes short-term investments)	4

100%

Tactical Allocation Fund

Common Stocks		56%
Information Technology	12%
Consumer Discretionary	9
Health Care	8
All other sectors	27
Corporate Bonds		22
Loan Agreements		7
Mortgage-Backed Securities		5
Other (includes short-term investments)		10

		100%

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—16.0%
Amazon.com, Inc.(2)	6,200	$1,577
AutoZone, Inc.(2)	5,800	2,144
Coach, Inc.	19,000	1,064
Comcast Corp. Class A(3)	77,000	2,754
DR Horton, Inc.	98,000	2,023
Goodyear Tire & Rubber Co. (The)(2)	168,000	2,048
Lululemon Athletica, Inc.(2)	22,000	1,627
McDonald’s Corp.	12,000	1,101
Papa John’s International, Inc.(2)	10,000	534
Yum! Brands, Inc.	40,000	2,654

		17,526

Consumer Staples—8.2%
Altria Group, Inc.	61,000	2,037
Campbell Soup Co.	61,000	2,124
PepsiCo, Inc.	38,000	2,689
Procter & Gamble Co. (The)	31,000	2,150

		9,000

Energy—12.3%
Chevron Corp.	18,000	2,098
ConocoPhillips	19,000	1,087
Continental Resources, Inc.(2)	26,000	1,999
Petroleo Brasileiro S.A. ADR	46,000	1,055
Valero Energy Corp.	64,000	2,028
Whiting Petroleum Corp.(2)(3)	32,000	1,516
Williams Cos., Inc. (The)	62,000	2,168
WPX Energy, Inc.(2)	93,000	1,543

		13,494

Financials—12.1%
Aflac, Inc.	44,000	2,107
BB&T Corp.	81,000	2,686
Goldman Sachs Group, Inc. (The)(3)	10,000	1,137
JPMorgan Chase & Co.	65,000	2,631
Lincoln National Corp.	84,000	2,032
U.S. Bancorp	78,000	2,675

		13,268

Health Care—13.5%
Abbott Laboratories	39,000	2,674
Biogen Idec, Inc.(2)	17,000	2,537
Express Scripts Holding Co.(2)(3)	34,000	2,131
Gilead Sciences, Inc.(2)	40,000	2,653
Johnson & Johnson	39,000	2,687
UnitedHealth Group, Inc.	37,000	2,050

		14,732

Industrials—7.9%
Alaska Air Group, Inc.(2)	29,000	1,017
Cummins, Inc.	21,000	1,936
Deere & Co.	19,000	1,567
Robinson (C.H.) Worldwide, Inc.	19,000	1,112
Union Pacific Corp.	17,000	2,018
United Continental Holdings, Inc.	53,000	1,034

		8,684

	SHARES	VALUE
Information Technology—22.3%
Apple, Inc.(2)	8,300	$5,538
Citrix Systems, Inc.(2)	27,000	2,067
Google, Inc. Class A(2)	2,800	2,113
Intel Corp.	69,000	1,565
International Business Machines Corp.	15,100	3,132
MasterCard, Inc. Class A	5,800	2,619
QUALCOMM, Inc.	50,000	3,125
VeriSign, Inc.(2)(3)	43,000	2,094
Visa, Inc. Class A(3)	16,000	2,148

		24,401

Materials—4.9%
CF Industries Holdings, Inc.(3)	5,000	1,111
Du Pont (E.I.) de Nemours & Co.	42,000	2,111
Monsanto Co.(3)	24,000	2,185

		5,407

Telecommunication Services—2.1%
Verizon Communications, Inc.	50,000	2,279
TOTAL COMMON STOCKS (Identified Cost $81,339)		108,791
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified cost $81,339)		108,791

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,351,142	1,351
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,351)		1,351
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.5%
(Identified Cost $82,690)		110,142

	CONTRACTS
WRITTEN OPTIONS—(0.2)%

Call Options—(0.2)%
CF Industries Holdings expiring 11/17/12 strike price $220.00	16	(17)
Comcast Corp. expiring 10/20/12 strike price $35.00	666	(67)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50	194	(45)
Goldman Sachs Group expiring 10/20/12 strike price $120.00	58	(5)
Monsanto Co. expiring 10/20/12 strike price $87.50	90	(39)

	CONTRACTS	VALUE
Call Options—continued
VeriSign, Inc. expiring 12/22/12 strike price $50.00	295	$(45)
Visa, Inc. expiring 12/22/12 strike price $140.00	38	(11)
Whiting Petroleum expiring 12/22/12 strike price $50.00	147	(40)
TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $253)		(269)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.3%
(Identified Cost $82,437)		109,873 (1)
Other assets and liabilities, net—(0.3)%		(327)

NET ASSETS—100.0%		$109,546

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$108,791	$108,791
Short-Term Investments	1,351	1,351
Written Options	(269)	(269)

Total Investments	$109,873	$109,873

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.5%

Consumer Discretionary—13.8%
Advance Auto Parts, Inc.	1,234	$84
John Wiley & Sons, Inc. Class A	2,967	136
Omnicom Group, Inc.	2,263	117
Ross Stores, Inc.	1,978	128

		465

Consumer Staples—4.8%
Brown-Forman Corp. Class B	1,094	71
Church & Dwight Co., Inc.	1,660	90

		161

Energy—7.6%
Core Laboratories N.V.	554	67
Dresser-Rand Group, Inc.(2)	2,195	121
EQT Corp.	1,170	69

		257

Financials—10.3%
First Cash Financial Services, Inc.(2)	1,440	66
RLI Corp.	1,805	120
T. Rowe Price Group, Inc.	2,522	160

		346

Health Care—13.8%
Bard (C.R.), Inc.	732	77
DENTSPLY International, Inc.	2,593	99
Sirona Dental Systems, Inc.(2)	2,982	170
Waters Corp.(2)	1,458	121

		467

Industrials—19.3%
Copart, Inc.(2)	3,637	101
Equifax, Inc.	2,527	118
Expeditors International of Washington, Inc.	957	35
Graco, Inc.	1,305	66
MSC Industrial Direct Co., Inc. Class A	1,367	92
Nordson Corp.	1,664	97

	SHARES	VALUE
Industrials—continued
Robinson (C.H.) Worldwide, Inc.	497	$29
Rockwell Collins, Inc.	2,095	112

		650

Information Technology—15.0%
Amphenol Corp. Class A	1,805	106
Intuit, Inc.	2,287	135
Microchip Technology, Inc.	2,310	76
MICROS Systems, Inc.(2)	1,801	88
Xilinx, Inc.	2,979	100

		505

Materials—6.0%
International Flavors & Fragrances, Inc.	1,145	69
Sigma-Aldrich Corp.	1,877	135

		204

Utilities—2.9%
Questar Corp.	4,785	97
TOTAL COMMON STOCKS (Identified Cost $2,748)		3,152
TOTAL LONG TERM INVESTMENTS—93.5%
(Identified Cost $2,748)		3,152

SHORT-TERM INVESTMENTS—5.9%

Money Market Mutual Funds—5.9%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	198,074	198
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $198)		198
TOTAL INVESTMENTS—99.4%
(Identified Cost $2,946)		3,350	(1)
Other assets and liabilities, net—0.6%		21

NET ASSETS—100.0%		$3,371

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$3,152	$3,152
Short-Term Investments	198	198

Total Investments	$3,350	$3,350

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%

Consumer Discretionary—17.5%
Bed Bath & Beyond, Inc.(2)	39,000	$2,457
Coach, Inc.	36,000	2,017
Morningstar, Inc.	37,500	2,349
PetSmart, Inc.	17,400	1,200
Pool Corp.	75,600	3,144
Ross Stores, Inc.	31,400	2,028
Ulta Salon Cosmetics & Fragrance, Inc.	12,700	1,223

		14,418

Consumer Staples—6.5%
Brown-Forman Corp. Class B	40,650	2,653
Mead Johnson Nutrition Co.	22,000	1,612
Monster Beverage Corp.(2)	19,700	1,067

		5,332

Energy—7.8%
Cameron International Corp.(2)	31,600	1,772
Core Laboratories N.V.	13,300	1,616
Dresser-Rand Group, Inc.(2)	30,200	1,664
FMC Technologies, Inc.(2)	30,400	1,407

		6,459

Financials—9.1%
Financial Engines, Inc.(2)	100,800	2,402
MSCI, Inc.(2)	69,800	2,498
T. Rowe Price Group, Inc.	40,300	2,551

		7,451

Health Care—13.7%
Intuitive Surgical, Inc.(2)	4,800	2,379
Perrigo Co.	16,500	1,917
Sirona Dental Systems, Inc.(2)	36,500	2,079
Varian Medical Systems, Inc.(2)	41,000	2,473
Waters Corp.(2)	29,700	2,475

		11,323

	SHARES	VALUE
Industrials—16.4%
Donaldson Co., Inc.	44,300	$1,538
Expeditors International of Washington, Inc.	48,700	1,771
Fastenal Co.	38,000	1,634
MSC Industrial Direct Co., Inc. Class A	35,100	2,368
Robinson (C.H.) Worldwide, Inc.	30,300	1,774
Roper Industries, Inc.	25,600	2,813
Stericycle, Inc.(2)	18,200	1,647

		13,545

Information Technology—26.0%
Amphenol Corp. Class A	49,600	2,920
ANSYS, Inc.(2)	54,100	3,971
FactSet Research Systems, Inc.	26,100	2,516
Gartner, Inc.(2)	33,200	1,530
Hittite Microwave Corp.(2)	44,000	2,441
MercadoLibre, Inc.	15,000	1,238
National Instruments Corp.	86,400	2,175
SolarWinds, Inc.(2)	22,800	1,271
Teradata Corp.(2)	23,600	1,780
Xilinx, Inc.	46,100	1,540

		21,382

Materials—2.0%
Airgas, Inc.	20,100	1,654
TOTAL COMMON STOCKS (Identified Cost $78,504)		81,564
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $78,504)		81,564

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	478,223	$478
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $478)		478
TOTAL INVESTMENTS—99.6%
(Identified Cost $78,982)		82,042	(1)
Other assets and liabilities, net—0.4%		363

NET ASSETS—100.0%		$82,405

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$81,564	$81,564
Short-Term Investments	478	478

Total Investments	$82,042	$82,042

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—15.6%
Genuine Parts Co.	14,600	$891
Lowe’s Cos., Inc.	33,400	1,010
Mattel, Inc.	38,700	1,373
Omnicom Group, Inc.	17,200	887
TJX Cos., Inc.	33,600	1,505
VF Corp.	8,200	1,307

		6,973

Consumer Staples—13.7%
Coca-Cola Co. (The)	32,200	1,221
Diageo plc Sponsored ADR	11,500	1,297
Heinz (H.J.) Co.	26,400	1,477
Hormel Foods Corp.	37,200	1,088
Kimberly-Clark Corp.	12,300	1,055

		6,138

Energy—9.0%
Apache Corp.	8,200	709
Exxon Mobil Corp.	17,400	1,591
National Oilwell Varco, Inc.	21,200	1,698

		3,998

Financials—21.1%
American Express Co.	27,600	1,569
Digital Realty Trust, Inc.	15,000	1,048
Franklin Resources, Inc.	13,200	1,651
PNC Financial Services Group, Inc.	28,600	1,805
Travelers Cos., Inc. (The)	28,100	1,918
U.S. Bancorp	41,400	1,420

		9,411

Health Care—9.2%
Becton, Dickinson & Co.	20,400	1,603
Johnson & Johnson	20,800	1,433
Novartis AG ADR	17,800	1,090

		4,126

	SHARES	VALUE
Industrials—10.8%
3M Co.	17,800	$1,645
Deere & Co.	10,800	891
Emerson Electric Co.	15,900	768
Union Pacific Corp.	12,800	1,519

		4,823

Information Technology—9.5%
Apple, Inc.	2,300	1,534
Microchip Technology, Inc.	21,100	691
Microsoft Corp.	68,000	2,025

		4,250

Materials—5.3%
International Flavors & Fragrances, Inc.	19,000	1,133
PPG Industries, Inc.	10,700	1,229

		2,362

Utilities—5.2%
AGL Resources, Inc.	41,200	1,685
Questar Corp.	31,900	649

		2,334
TOTAL COMMON STOCKS (Identified Cost $33,246)		44,415
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $33,246)		44,415
SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	231,841	232
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $232)		232

SHARES	VALUE
TOTAL INVESTMENTS—99.9%
(Identified Cost $33,478)	$44,647	(1)
Other assets and liabilities, net—0.1%	33

NET ASSETS—100.0%	$44,680

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	95%
United Kingdom	3
Switzerland	2
Total	100%
† % of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$44,415	$44,415
Short-Term Investments	232	232

Total Investments	$44,647	$44,647

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.6%

Consumer Discretionary—8.7%
Hillenbrand, Inc.	470,978	$8,567
John Wiley & Sons, Inc. Class A	218,522	10,041

		18,608

Consumer Staples—8.1%
National Beverage Corp.(2)	379,304	5,750
WD-40 Co.	219,358	11,547

		17,297

Energy—6.0%
CARBO Ceramics, Inc.	49,896	3,139
World Fuel Services Corp.	275,203	9,800

		12,939

Financials—20.4%
Eaton Vance Corp.	278,491	8,065
Entertainment Properties Trust	122,072	5,424
First Cash Financial Services, Inc.(2)	269,301	12,390
RLI Corp.	153,356	10,223
Westamerica Bancorp	159,668	7,512

		43,614

Health Care—6.6%
Owens & Minor, Inc.	337,438	10,083
Young Innovations, Inc.	101,198	3,957

		14,040

Industrials—20.4%
CLARCOR, Inc.	161,061	7,188
Corporate Executive Board Co. (The)	160,782	8,623
Graco, Inc.	211,467	10,633
Landstar System, Inc.	197,728	9,349
Lincoln Electric Holdings, Inc.	198,657	7,757

		43,550

	SHARES	VALUE
Information Technology—25.3%
ADTRAN, Inc.	304,855	$5,268
Badger Meter, Inc.	128,106	4,662
Cabot Microelectronics Corp.(2)	183,600	6,452
Cass Information Systems, Inc.	212,290	8,910
Cognex Corp.	35,928	1,242
Computer Services, Inc.	170,004	5,085
Jack Henry & Associates, Inc.	308,475	11,691
Syntel, Inc.	173,343	10,818

		54,128

Materials—2.1%
Balchem Corp.	122,536	4,501
TOTAL COMMON STOCKS (Identified Cost $162,512)		208,677
TOTAL LONG TERM INVESTMENTS—97.6%
(Identified Cost $162,512)		208,677
SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	5,653,841	5,654
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,654)		5,654
TOTAL INVESTMENTS—100.2% (Identified Cost $168,166)		214,331	(1)
Other assets and liabilities, net—(0.2)%		(502)

NET ASSETS—100.0%		$213,829

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$208,677	$208,677
Short-Term Investments	5,654	5,654

Total Investments	$214,331	$214,331

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.6%

Consumer Discretionary—6.8%
Pool Corp.	246,050	$10,231
Steiner Leisure Ltd.(2)	106,912	4,976

		15,207

Energy—0.5%
CARBO Ceramics, Inc.	16,064	1,011

Financials—12.5%
Brown & Brown, Inc.	246,336	6,422
Cohen & Steers, Inc.	200,211	5,930
Federated Investors, Inc. Class B	269,779	5,582
RLI Corp.	148,500	9,899

		27,833

Health Care—22.4%
Abaxis, Inc.(2)	236,800	8,506
Computer Programs & Systems, Inc.	192,700	10,704
Haemonetics Corp.(2)	124,750	10,005
Owens & Minor, Inc.	357,174	10,672
Techne Corp.	141,475	10,178

		50,065

Industrials—23.3%
Advisory Board Co. (The)(2)	47,664	2,280
Copart, Inc.(2)	370,418	10,272
Exponent, Inc.(2)	172,526	9,849
Landstar System, Inc.	139,749	6,607
Lincoln Electric Holdings, Inc.	101,839	3,977
RBC Bearings, Inc.(2)	110,348	5,308
Rollins, Inc.	149,954	3,507
Toro Co. (The)	260,400	10,359

		52,159

	SHARES	VALUE
Information Technology—21.3%
ANSYS, Inc.(2)	153,038	$11,233
Blackbaud, Inc.	183,954	4,400
Cabot Microelectronics Corp.(2)	71,249	2,504
FactSet Research Systems, Inc.	83,897	8,090
Hittite Microwave Corp.(2)	191,766	10,637
Jack Henry & Associates, Inc.	286,100	10,843

		47,707

Materials—2.8%
Aptargroup, Inc.	120,978	6,256
TOTAL COMMON STOCKS (Identified Cost $170,734)		200,238
TOTAL LONG TERM INVESTMENTS—89.6%
(Identified Cost $170,734)		200,238

SHORT-TERM INVESTMENTS—12.4%

Money Market Mutual Funds—12.4%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	27,706,122	27,706
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $27,706)		27,706
TOTAL INVESTMENTS—102.0%
(Identified Cost $198,440)		227,944	(1)
Other assets and liabilities, net—(2.0)%		(4,494)

NET ASSETS—100.0%		$223,450

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$200,238	$200,238
Short-Term Investments	27,706	27,706

Total Investments	$227,944	$227,944

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—14.3%
Aaron’s, Inc.	52,600	$1,463
Hibbett Sports, Inc.(2)	36,300	2,158
Monro Muffler Brake, Inc.	74,000	2,604
Morningstar, Inc.	40,578	2,542
Pool Corp.	61,400	2,553

		11,320

Consumer Staples—8.0%
Chefs’ Warehouse, Inc. (The)(2)	215,000	3,522
PriceSmart, Inc.	37,000	2,801

		6,323

Financials—6.1%
Cohen & Steers, Inc.	71,400	2,115
Financial Engines, Inc.(2)	115,451	2,751

		4,866

Health Care—22.1%
Abaxis, Inc.(2)	90,700	3,258
National Research Corp.	105,056	5,281
Sequenom, Inc.(2)	6,974	25
Sirona Dental Systems, Inc.(2)	94,200	5,366
Techne Corp.	49,800	3,582

		17,512

Industrials—12.0%
AAON, Inc.	132,100	2,601
Copart, Inc.(2)	141,500	3,924
Heartland Express, Inc.	86,200	1,152
HEICO Corp. Class A	37,787	1,153
Omega Flex, Inc.(2)	69,400	736

		9,566

	SHARES	VALUE

Information Technology—36.9%
ANSYS, Inc.(2)	44,100	$3,237
Blackbaud, Inc.	51,500	1,232
ClickSoftware Technologies Ltd.	207,354	1,597
FactSet Research Systems, Inc.	8,400	810
FLIR Systems, Inc.	187,500	3,745
Forrester Research, Inc.	40,000	1,150
Hittite Microwave Corp.(2)	101,500	5,630
MercadoLibre, Inc.	53,600	4,425
Mesa Laboratories, Inc.	18,100	876
NVE Corp.(2)	65,200	3,859
ScanSource, Inc.(2)	84,800	2,715

		29,276
TOTAL COMMON STOCKS (Identified Cost $63,149)		78,863
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $63,149)		78,863

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	523,079	523
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $523)		523
TOTAL INVESTMENTS—100.1%
(Identified Cost $63,672)		79,386	(1)
Other assets and liabilities, net—(0.1)%		(109)

NET ASSETS—100.0%		$79,277

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$78,863	$78,863
Short-Term Investments	523	523

Total Investments	$79,386	$79,386

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%

Consumer Discretionary—13.1%
Bed Bath & Beyond, Inc.(2)	108,600	$6,841
Coach, Inc.	161,600	9,053
McDonald’s Corp.	87,900	8,065
NIKE, Inc. Class B	102,200	9,700
priceline.com, Inc.(2)	13,950	8,631
Ross Stores, Inc.	141,300	9,128

		51,418

Consumer Staples—12.5%
Coca-Cola Co. (The)	401,150	15,216
Colgate-Palmolive Co.	117,000	12,545
Costco Wholesale Corp.	122,650	12,280
Lorillard, Inc.	76,100	8,862

		48,903

Energy—7.7%
Core Laboratories N.V.	59,350	7,210
National Oilwell Varco, Inc.	154,000	12,337
Schlumberger Ltd.	145,200	10,502

		30,049

Financials—3.1%
T. Rowe Price Group, Inc.	191,650	12,131

Health Care—7.3%
Intuitive Surgical, Inc.(2)	23,850	11,821
Perrigo Co.	68,250	7,929
Waters Corp.(2)	106,450	8,870

		28,620

Industrials—16.0%
Danaher Corp.	140,250	7,735
Emerson Electric Co.	198,000	9,557
Expeditors International of Washington, Inc.	200,850	7,303
Fastenal Co.	186,650	8,024
MSC Industrial Direct Co., Inc. Class A	97,850	6,601
Precision Castparts Corp.	40,350	6,591
Robinson (C.H.) Worldwide, Inc.	136,500	7,992
Roper Industries, Inc.	79,000	8,681

		62,484

	SHARES	VALUE
Information Technology—33.7%
Accenture plc Class A	132,250	$9,261
Amphenol Corp. Class A	238,050	14,016
ANSYS, Inc.(2)	172,850	12,687
Apple, Inc.	46,550	31,061
Oracle Corp.	334,700	10,540
QUALCOMM, Inc.	263,250	16,451
Salesforce.com, Inc.(2)	28,750	4,390
Teradata Corp.(2)	105,200	7,933
Visa, Inc. Class A	109,050	14,643
Xilinx, Inc.	328,750	10,984

		131,966

Materials—5.8%
Praxair, Inc.	104,050	10,809
Sigma-Aldrich Corp.	166,150	11,959

		22,768
TOTAL COMMON STOCKS (Identified Cost $310,560)		388,339
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $310,560)		388,339

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	3,368,050	3,368
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,368)		3,368
TOTAL INVESTMENTS—100.1%
(Identified Cost $313,928)		391,707	(1)
Other assets and liabilities, net—(0.1)%		(563)

NET ASSETS—100.0%		$391,144

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$388,339	$388,339
Short-Term Investments	3,368	3,368

Total Investments	$391,707	$391,707

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—4.6%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(5)	$350		$321
RegS 7.000%, 12/1/18(5)	85		73
9.375%, 1/13/34	245		219
Commonwealth of Australia Series 118, 6.500%, 5/15/13	760	AUD	806
Commonwealth of Canada 1.750%, 3/1/13	765		780
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	550	NZD	465
Federative Republic of Brazil 12.500%, 1/5/16	255	BRL	158
8.500%, 1/5/24	1,490	BRL	860
Kingdom of Norway Series 470 6.500%, 5/15/13	1,775	NOK	319
Kingdom of Spain 5.850%, 1/31/22	90	EUR	115
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	1,185	SEK	198
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	190		168
PIK Interest Capitalization 8.280%, 12/31/33	1,094		864
Republic of Colombia
12.000%, 10/22/15	285,000	COP	195
4.375%, 3/21/23	386,000	COP	211
Republic of Croatia 144A 6.375%, 3/24/21(4)	215	HRK	238
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		262
Republic of Lithuania 144A 6.625%, 2/1/22(4)	275		341
Republic of Peru 144A 7.840%, 8/12/20(4)	220		105
RegS 6.900%, 8/12/37(5)	335		155
Republic of South Africa Series R206 7.500%, 1/15/14	3,025	ZAR	374
Series R-208 6.750%, 3/31/21	1,265	ZAR	154
Republic of Turkey 9.000%, 3/5/14	1,005	TRY	570
United Mexican States Series M, 6.000%, 6/18/15	4,715	MXN	378
Series M, 6.500%, 6/9/22	5,975	MXN	505
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,526)			8,834

MORTGAGE-BACKED SECURITIES—5.3%

Agency—0.1%
FNMA 99-M2, B 6.630%, 3/25/29(3)	157		180

	PAR VALUE	VALUE
Non-Agency—5.2%
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-3, A4 5.530%, 6/10/49(3)	$295	$338
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(3)	150	160
06-PW13, AM 5.582%, 9/11/41(3)	375	417
05-PWR9, A4B 4.943%, 9/11/42	500	536
07-T28, A3 5.793%, 9/11/42	445	466
Chase Mortgage Finance Corp. 07-A1, 10A1 3.050%, 2/25/37(3)	196	194
Commercial Mortgage Pass-Through Certificates 07-C9, A4 5.800%, 12/10/49(3)	265	316
Countrywide Alternative Loan Trust 06-13T1, A5 6.000%, 5/25/36	506	379
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.410%, 2/15/39(3)	30	31
06-C5, A3 5.311%, 12/15/39	330	375
Goldman Sachs Mortgage Pass-Through Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	312	335
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.790%, 8/10/45(3)	150	172
GSR Mortgage Loan Trust 05-AR4, 6A1 5.250%, 7/25/35(3)	336	332
JPMorgan Chase Commercial Mortgage Securities Corp. 10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350	387
06-LDP9, A3 5.336%, 5/15/47	185	211
07-CB18, A3 5.447%, 6/12/47	433	461
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	231	240
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375	417
Morgan Stanley Capital I 07-T27, A4 5.650%, 6/11/42(3)	490	580
05-IQ10, A4B 5.284%, 9/15/42(3)	365	402
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 2.770%, 6/25/37(3)	454	240
Nomura Asset Acceptance Corp. 04-R1, A1 144A 6.500%, 3/25/34(4)	339	344

	PAR VALUE	VALUE
Non-Agency—continued
04-R3, A1 144A 6.500%, 2/25/35(4)	$179	$182
06-AF2, 1A6 6.196%, 8/25/36	421	207
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36	240	229
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	308	301
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	223	219
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	370	419
06-C23, A5 5.416%, 1/15/45(3)	670	762
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.290%, 11/23/43(3)(4)	206	202

		9,854
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $9,382)		10,034

ASSET-BACKED SECURITIES—1.6%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	257	198
AmeriCredit Automobile Receivables Trust 12-3, D 3.030%, 7/9/18	188	191
Americredit Automobile Receivables Trust 12-3, E, 144A 4.460%, 11/8/19(4)	188	196
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37	357	358
Countrywide Asset-Backed Certificates 05-12, 1A4 5.323%, 2/25/36	350	343
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32	193	147
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35	286	287
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(4)	115	124
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	206	217
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35	154	164
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	195	195

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES—continued
Residential Funding Mortgage Securities II, Inc. 03-HS3, AJ4 5.050%, 9/25/33	$245		$248
06-H11, M1 6.010%, 2/25/36	160		160
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	191		189
Terwin Mortgage Trust 04-15AL, A1 144A 5.800%, 7/25/34(3)(4)	112		106
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,031)			3,123

CORPORATE BONDS AND NOTES—22.0%

Consumer Discretionary—2.6%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	195		198
Ameristar Casinos, Inc. 7.500%, 4/15/21	75		81
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	151
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	150		154
Claire's Stores, Inc. 144A 9.000%, 3/15/19(4)	100		104
DISH DBS Corp. 144A 4.625%, 7/15/17(4)	115		118
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	250		271
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	75		82
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(4)	200		183
Landry's, Inc. 144A 9.375%, 5/1/20(4)	125		132
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	205		214
MGM Resorts International 144A 6.750%, 10/1/20(4)	205		206
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	235		216
Northwest Airlines Pass-Through-Trust 01-1, B 7.691%, 4/1/17	286		298
02-1, G2 6.264%, 11/20/21	250		264
QVC, Inc. 144A 5.125%, 7/2/22(4)	310		328
Rent-A-Center, Inc. 6.625%, 11/15/20	190		206
Spencer Spirit Holdings, Inc. 144A 11.000%, 5/1/17(4)	80		86
U.S. Airways Pass-Through-Trust 99-1A 8.360%, 1/20/19	253		276

	PAR VALUE	VALUE
Consumer Discretionary—continued
11-1 A 7.125%, 10/22/23	$369	$402
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	279	320
07-01A 6.636%, 7/2/22	212	222
Unitymedia Hessen GmbH & Co. KG (Unitymedia NRW GmbH) 144A 8.125%, 12/1/17(4)	180	194
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	125	126
Visteon Corp. 6.750%, 4/15/19	75	79
Wyndham Worldwide Corp. 6.000%, 12/1/16	2	2

		4,913

Consumer Staples—0.4%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	200	205
Delhaize Group SA 4.125%, 4/10/19	210	203
Flowers Foods, Inc. 4.375%, 4/1/22	170	175
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) Series B, 9.750%, 2/15/17	165	174

		757

Energy—3.9%
Bill Barrett Corp. 7.625%, 10/1/19	190	202
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	330	343
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	185	200
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	195	210
Chesapeake Energy Corp. 6.775%, 3/15/19	220	221
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	197
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	15	16
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	170	192
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	80	83
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	135	140
Frontier Oil Corp. 6.875%, 11/15/18	180	193

	PAR VALUE	VALUE
Energy—continued
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	$365	$429
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	185	192
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	195	206
Linn Energy LLC (Linn Energy Finance Corp.) 144A 6.500%, 5/15/19(4)	150	151
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	290	349
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	150	153
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	225	204
Parker Drilling Co. 144A 9.125%, 4/1/18(4)	245	265
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	160	160
Petrobras International Finance Co. 5.375%, 1/27/21	180	203
Petroleos de Venezuela SA Series 2014 4.900%, 10/28/14	215	195
RegS 8.500%, 11/2/17(5)	910	826
Petroleos Mexicanos 6.500%, 6/2/41	355	442
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	308	315
QEP Resources, Inc. 6.875%, 3/1/21	150	170
Quicksilver Resources, Inc. 7.125%, 4/1/16	215	185
Rowan Cos., Inc. 4.875%, 6/1/22	275	295
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	260	277
TNK-BP Finance S.A. RegS 7.250%, 2/2/20(5)	280	341
Venoco, Inc. 11.500%, 10/1/17	145	150

		7,505

Financials—7.9%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	155	158
ABN Amro Bank N.V. 144A 4.250%, 2/2/17(4)	225	241
Air Lease Corp. 144A 5.625%, 4/1/17(4)	205	210
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)	205	222
Ally Financial, Inc. 0.000%, 6/15/15	280	247

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	$200	$227
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	225	226
American International Group, Inc. 4.875%, 6/1/22	225	254
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	185	199
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	200	219
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	350	375
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	200	215
Banco do Brasil S.A. RegS 5.375%, 1/15/21(5)	250	265
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	190	201
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195	196
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	195	218
Bancolombia SA 5.125%, 9/11/22	215	217
Bank of America Corp. 5.750%, 8/15/16	190	209
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	204
Barclays Bank plc 5.200%, 7/10/14	210	224
Boston Properties LP 3.850%, 2/1/23	300	316
Brandywine Operating Partnership LP 4.950%, 4/15/18	160	172
Capital One Capital IV 8.875%, 5/15/40(6)	150	153
Chubb Corp. 6.375%, 3/29/67(3)	165	176
CIT Group, Inc.
4.250%, 8/15/17	50	52
144A 5.500%, 2/15/19(4)	175	190
Citigroup, Inc. 5.000%, 9/15/14	285	301
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%(4)(10)	195	256
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	203
Felcor Lodging LP 6.750%, 6/1/19	305	329
Fidelity National Financial, Inc. 5.500%, 9/1/22	50	54

	PAR VALUE	VALUE
Financials—continued
First Niagara Financial Group, Inc.
6.750%, 3/19/20	$55	$63
7.250%, 12/15/21	200	230
Ford Motor Credit Co. LLC 5.750%, 2/1/21	175	196
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	190	195
Genworth Financial, Inc. 7.625%, 9/24/21	200	204
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	131
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(10)	250	258
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	230	240
International Lease Finance Corp. 6.250%, 5/15/19	400	432
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	225	224
Korea Development Bank 3.500%, 8/22/17	300	323
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	295	316
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	265	287
Morgan Stanley
6.000%, 4/28/15	190	206
6.625%, 4/1/18	245	282
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240	239
PKO Finance AB 144A 4.630%, 9/26/22(4)(9)	240	241
Progressive Corp. (The) 6.700%, 6/15/37(3)	305	329
Prudential Financial, Inc. 5.875%, 9/15/42(3)	400	410
Regions Bank 7.500%, 5/15/18	250	296
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	266
Resona Bank Ltd. 144A 5.850%(4)(10)	200	214
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	145	156
5.625%, 8/24/20	170	194
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	210	208
Sberbank of Russia (Sberbank CapItal SA)
144A 5.717%, 6/16/21(4)(9)	270	291
144A 6.125%, 2/7/22(4)(9)	400	442
Shinhan Bank 144A 4.375%, 7/27/17(4)	200	220

	PAR VALUE	VALUE
Financials—continued
SLM Corp. 4.625%, 9/25/17	$165	$168
United Rentals Financing Escrow Corp. 144A 7.375%, 5/15/20(4)	190	205
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(4)	150	160
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(9)	200	209
Willis Group Holdings plc 5.750%, 3/15/21	205	232
Zions Bancorp 4.500%, 3/27/17	155	160

		14,956

Health Care—0.5%
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	170	177
7.125%, 7/15/20	70	75
HCA, Inc. 6.500%, 2/15/20	270	301
Hologic, Inc. 144A 6.250%, 8/1/20(4)	20	21
Symbion, Inc. 8.000%, 6/15/16	160	165
Tenet Healthcare Corp. 6.250%, 11/1/18	85	94
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	190	201

		1,034

Industrials—2.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	200	200
Aircastle Ltd. 7.625%, 4/15/20	340	378
Allison Transmission, Inc. 144A 7.125%, 5/15/19(4)	150	162
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	289	308
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	235	271
CDRT Holding Corp. PIK 144A 9.250%, 10/1/17(4)	175	170
Celulosa Arauco y Constitucion SA 4.750%, 1/11/22	200	209
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	190	197
CHC Helicopter SA 9.250%, 10/15/20	220	227
Continental Airlines Pass-Through-Trust 01-A1 6.703%, 6/15/21	260	284
Deluxe Corp. 7.000%, 3/15/19	190	203

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
DP World Ltd. 144A 6.850%, 7/2/37(4)	$100	$108
DynCorp International, Inc. 10.375%, 7/1/17	125	108
Embraer SA 5.150%, 6/15/22	230	247
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	95	91
Iron Mountain, Inc. 5.750%, 8/15/24	330	332
JMC Steel Group 144A 8.250%, 3/15/18(4)	155	159
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	200	217
Masco Corp. 5.950%, 3/15/22	375	411
Pactiv LLC 8.125%, 6/15/17	430	424
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	170	179
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	75	77
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	260	302

		5,264

Information Technology—0.3%
Digicel Ltd. 144A 8.250%, 9/1/17(4)	200	218
EarthLink, Inc. 8.875%, 5/15/19	305	306
Tech Data Corp. 3.750%, 9/21/17	20	20

		544

Materials—1.9%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	295	269
ArcelorMittal 6.250%, 2/25/22	225	222
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	270	291
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	249
Cascades, Inc. 7.875%, 1/15/20	300	316
Edgen Murray Corp. 12.250%, 1/15/15	165	177
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125	117
Ineos Finance plc 144A 8.375%, 2/15/19(4)	150	158
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	225	228

	PAR VALUE	VALUE
Materials—continued
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	$150	$153
Packaging Corp. of America 3.900%, 6/15/22	205	212
PTT Global Chemical PCL 144A 4.250%, 9/19/22(4)	200	202
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260	251
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(4)(9)	280	293
United States Steel Corp. 7.500%, 3/15/22	225	223
Vale Overseas Ltd. 4.375%, 1/11/22	225	237

		3,598

Telecommunication Services—1.1%
CenturyLink, Inc. Series S, 6.450%, 6/15/21	275	311
Cincinnati Bell, Inc. 8.375%, 10/15/20	185	200
Frontier Communications Corp. 7.125%, 1/15/23	190	198
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	150	152
Sprint Nextel Corp. 6.000%, 12/1/16	300	310
Telecom Italia Capital SA 7.175%, 6/18/19	250	276
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	125	123
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225	213
Windstream Corp.
8.125%, 9/1/18	45	49
7.000%, 3/15/19	120	123
7.750%, 10/15/20	105	113

		2,068

Utilities—0.6%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	190	198
7.000%, 5/20/22	125	135
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(4)	80	82
Calpine Corp. 144A 7.500%, 2/15/21(4)	130	141
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	150	179
Covanta Holding Corp. 6.375%, 10/1/22	275	300

	PAR VALUE		VALUE
Utilities—continued
NRG Energy, Inc.
7.625%, 5/15/19	$170		$181
144A 6.625%, 3/15/23(4)	5		5

			1,221
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $39,991)			41,860

LOAN AGREEMENTS(3)—7.1%

Consumer Discretionary—2.8%
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	155		157
August Holding Co., Inc. (Schrader) First Lien, US 6.250%, 4/27/18	65		66
First Lien, LUX 6.250%, 4/27/18	85		86
BJ's Wholesale Club, Inc. Second Lien 9.750%, 3/29/19	40		41
Caesars Entertainment Operating Co., Inc. (Harrah's Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	73		76
Tranche B-6, 5.470%, 1/28/18	440		401
Cannery Casino Resorts LLC 0.000%, 9/12/18	100		100
Cengage Learning Acquisitions, Inc. 2.470%, 7/3/14	223		214
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	247		252
Clear Channel Communications, Inc.
Tranche A, 3.620%, 7/30/14	79		74
Tranche B, 3.870%, 1/29/16	187		154
Cumulus Media Holdings, Inc.
First Lien, 5.750%, 9/17/18	119		120
Second Lien, 7.500%, 9/16/19	195		198
Focus Brands, Inc. First Lien, 6.580%, 2/21/18	170		172
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	155		141
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	187	CAD	189
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	124		124
HD Supply, Inc. Tranche B, 7.250%, 10/12/17	230		238

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
HHI Holdings LLC 7.750%, 3/21/17	$223	$223
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	165	168
Landry's, Inc. (Landry's Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	284	289
Oberthur Technologies, Inc. Tranche B-3, 6.250%, 11/30/18	210	209
Radio One, Inc. 7.500%, 3/31/16	202	204
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	127	128
SRAM LLC Second Lien, 8.500%, 12/7/18	185	188
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/15/19	94	94
TI Group Automotive Systems LLC 0.000%, 3/14/18	288	290
Toys“R” Us, Inc. 6.000%, 9/1/16	278	278
Transtar Holding Co. Second Lien, 10.750%, 12/21/17	150	153
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	310	299

		5,326

Consumer Staples—0.2%
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	24	24
SuperValu, Inc. 0.000%, 8/30/18	284	286

		310

Energy—0.2%
Frac Tech Services LLC 6.250%, 5/6/16	241	233
NGPL PipeCo LLC 6.750%, 9/15/17	137	140
Samson Investment Co. 0.000%, 9/25/18	78	79

		452

Financials—0.8%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	69	72
CNO Financial Group, Inc. 0.000%, 9/28/18	59	59
Homeward Residential, Inc. 8.250%, 8/8/17	215	218

	PAR VALUE	VALUE
Financials—continued
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	$300	$301
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	125	126
Ocwen Financial Corp. 7.000%, 9/1/16	132	133
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	71	71
Realogy Corp.
Extended LOC, 4.470%, 10/10/16	21	21
Extended First Lien, 4.480%, 10/10/16	274	271
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	250	245

		1,517

Health Care—0.6%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	176	179
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	204	198
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	194	197
MModal, Inc. Tranche B, 6.750%, 8/16/19	235	233
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	163	161
Par Pharmaceutical 0.000%, 8/2/19	117	117
Select Medical Corp. Series A Series A Tranche B, 5.750%, 6/1/18	65	65

		1,150

Industrials—0.6%
ADS Waste Holdings, Inc. 0.000%, 9/11/19	86	87
Aveta, Inc.
(MMM Holdings, Inc.) 8.500%, 4/4/17	63	63
(NAMM Holdings, Inc.) 8.500%, 4/4/17	63	63
AWAS Finance Luxemborg S.A. 5.750%, 7/16/18	375	378
Harland Clarke Holdings Corp. Tranche B-2 5.470%, 6/30/17	152	138
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	215	217

	PAR VALUE	VALUE
Industrials—continued
Zuffa LLC 7.500%, 6/19/15	$298	$299

		1,245

Information Technology—1.2%
Avaya, Inc. Tranche B-3, 4.930%, 10/26/17	298	273
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	159	160
DynCorp International LLC 6.250%, 7/7/16	257	258
First Data Corp. Tranche B 5.220%, 3/24/17	225	221
Freescale Semiconductor, Inc. Tranche B-1, 4.480%, 12/1/16	300	294
Lawson Software (Infor US, Inc.) Tranche B, 6.250%, 4/5/18	324	327
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	162	164
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	157	159
SRA International, Inc. 6.500%, 7/20/18	157	155
Veyance Technologies, Inc. 0.000%, 7/31/15	175	167
Zayo Group LLC (Zayo Capital, Inc.) 7.130%, 7/2/19	124	125

		2,303

Materials—0.5%
AZ Chem US, Inc. 7.250%, 12/22/17	79	80
CPG International I, Inc. 0.000%, 9/21/19	66	66
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/20/14	330	333
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	199	202
Waupaca Foundry, Inc. 8.500%, 6/29/17	200	202

		883

Telecommunication Services—0.2%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	120	122
Level 3 Financing, Inc. Tranche A, 5.750%, 9/1/18	225	226
West Corp. Tnrache B-6, 5.750%, 6/30/18	104	105

		453
TOTAL LOAN AGREEMENTS (Identified Cost $13,493)		13,639

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.6%

Financials—0.6%
Citigroup Capital XVII Series E 6.350%	5,940	$148
General Electric Capital Corp. 6.250%	200,000	211
GMAC Capital Trust I Series 2 8.125%(3)	16,200	407
JPMorgan Chase & Co. 7.90%(3)	139,000	158
U.S. Bancorp Series G 6.000%(3)	6,000	168
TOTAL PREFERRED STOCK (Identified Cost $1,041)		1,092

COMMON STOCKS—55.7%

Consumer Discretionary—8.7%
Amazon.com, Inc.(2)	5,800	1,475
AutoZone, Inc.(2)	5,400	1,996
Coach, Inc.	19,000	1,064
Comcast Corp. Class A(8)	72,000	2,575
DR Horton, Inc.	91,000	1,878
Goodyear Tire & Rubber Co. (The)(2)	171,000	2,085
Lululemon Athletica, Inc.(2)	20,000	1,479
McDonald's Corp.	12,000	1,101
Papa John's International, Inc.(2)	10,000	534
Yum! Brands, Inc.	37,000	2,455

		16,642

Consumer Staples—4.6%
Altria Group, Inc.	61,000	2,037
Campbell Soup Co.	57,000	1,985
PepsiCo, Inc.	38,000	2,689
Procter & Gamble Co. (The)	29,000	2,011

		8,722

Energy—7.1%
Chevron Corp.	17,000	1,982
ConocoPhillips	20,000	1,144
Continental Resources, Inc.(2)	29,000	2,230
Petroleo Brasileiro S.A. ADR	53,000	1,216
Valero Energy Corp.	68,000	2,154
Whiting Petroleum Corp.(2)(8)	30,000	1,421
Williams Cos., Inc. (The)	58,000	2,028
WPX Energy, Inc.(2)	87,000	1,443

		13,618

Financials—6.8%
Aflac, Inc.	41,000	1,963
BB&T Corp.	75,000	2,487
Goldman Sachs Group, Inc. (The)(8)	10,000	1,137
JPMorgan Chase & Co.	64,000	2,591
Lincoln National Corp.	89,000	2,153
U.S. Bancorp	74,000	2,538

		12,869

Health Care—7.6%
Abbott Laboratories	38,000	2,605

	SHARES	VALUE
Health Care—continued
Biogen Idec, Inc.(2)	18,000	$2,686
Express Scripts Holding Co.(2)(8)	32,000	2,005
Gilead Sciences, Inc.(2)	38,000	2,521
Johnson & Johnson	37,000	2,550
UnitedHealth Group, Inc.	39,000	2,161

		14,528

Industrials—4.8%
Alaska Air Group, Inc.(2)	31,000	1,087
Cummins, Inc.	23,000	2,121
Deere & Co.	21,000	1,732
Robinson (C.H.) Worldwide, Inc.	19,000	1,112
Union Pacific Corp.	17,000	2,018
United Continental Holdings, Inc.(2)	50,000	975

		9,045

Information Technology—12.3%
Apple, Inc.	7,800	5,205
Citrix Systems, Inc.(2)	25,000	1,914
Google, Inc. Class A(2)	2,800	2,113
Intel Corp.	64,000	1,452
International Business Machines Corp.	14,700	3,050
MasterCard, Inc. Class A	5,700	2,573
QUALCOMM, Inc.	51,000	3,187
VeriSign, Inc.(2)(8)	41,000	1,996
Visa, Inc. Class A(8)	15,000	2,014

		23,504

Materials—2.7%
CF Industries Holdings, Inc.(8)	5,300	1,178
Du Pont (E.I.) de Nemours & Co.	39,000	1,961
Monsanto Co.(8)	23,000	2,093

		5,232

Telecommunication Services—1.1%
Verizon Communications, Inc.	47,000	2,143
TOTAL COMMON STOCKS (Identified Cost $80,074)		106,303
TOTAL LONG TERM INVESTMENTS—96.9%
(Identified Cost $155,538)		184,885

SHORT-TERM INVESTMENTS—4.3%

Money Market Mutual Funds—4.3%
BlackRock Liquidity Funds TempFund Portfolio –Insitutional Shares (seven-day effective yield 0.140%)	8,171,412	8,171
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,171)		8,171
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS
(Identified Cost $163,709)—101.2%		193,056

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
CF Industries Holdings expiring 11/17/12 strike price $220.00	15	$(16)
Comcast Corp. expiring 10/20/12 strike price $35.00	626	(63)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50	184	(43)
Goldman Sachs Group expiring 10/20/12 strike price $120.00	58	(5)
Monsanto Co. expiring 10/20/12 strike price $87.50	85	(37)
VeriSign, Inc. expiring 12/22/12 strike price $50.00	280	(42)
Visa, Inc. expiring 12/22/12 strike price $140.00	36	(11)
Whiting Petroleum expiring 12/22/12 strike price $50.00	138	(37)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $239)		(254)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—101.1% (Identified Cost $163,470)		192,802 (1)
Other assets and liabilities, net—(1.1)%		(2,153)

NET ASSETS—100.0%		$190,649

Abbreviations:

ADR	American Depositary Receipt
ADS	American Depositary Share
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
HRK	Croatian Kuna
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	New Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $21,817 or 11.4% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)	All or a portion segregated as collateral for written options.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	No contractual maturity date.

Country Weightings†
United States	84%
Brazil	2
Canada	2
Australia	1
Luxembourg	1
Mexico	1
Venezuela	1
Other	8
Total	100%
† % of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities:
Debt Securities:
Asset-Backed Securities	$3,123	$—	$3,123	$—
Corporate Bonds and Notes	41,860	—	41,860	—
Foreign Government Securities	8,834	—	8,834	—
Loan Agreements	13,639	—	13,639	—
Mortgage-Backed Securities	10,034	—	10,034	—
Equity Securities:
Common Stocks	106,303	106,303	—	—
Preferred Stock	1,092	168	924	—
Short-Term Investments	8,171	8,171	—	—
Written Options	(254)	(254)	—	—

Total	$192,802	$114,388	$78,414	$—

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Growth & Income Fund		Mid-Cap Core Fund		Mid-Cap Growth Fund	Quality Large-Cap Value Fund		Quality Small-Cap Fund

Assets
Investment in securities at value(1)(3)	$110,142		$3,350		$82,042	$44,647		$214,331
Cash	3		—		—	—		—
Receivables
Investment securities sold	839		—		291	—		1,811
Fund shares sold	26		10		143	—	(3)	316
Receivable from adviser	—		3		—	—		—
Dividends and interest receivable	74		3		44	94		200
Tax reclaims	—		—		—	—		—
Prepaid trustee retainer	1		—	(3)	1	—	(3)	2
Prepaid expenses	32		21		27	25		42

Total assets	111,117		3,387		82,548	44,766		216,702

Liabilities
Payables
Written options outstanding at value(2)	269		—		—	—		—
Fund shares repurchased	93		—	(3)	13	14		383
Investment securities purchased	1,047		—		—	—		2,077
Due to prime broker	1		—		—	—		—
Investment advisory fee	38		—		43	19		203
Distribution and service fees	37		—	(3)	20	11		41
Administration fee	12		—	(3)	9	5		25
Transfer agent fees and expenses	44		1		33	15		103
Trustees’ fee and expenses	—	(3)	—	(3)	— (3)	—	(3)	—	(3)
Professional fee	16		15		15	15		20
Other accrued expenses	14		—	(3)	10	7		21

Total liabilities	1,571		16		143	86		2,873

Net Assets	$109,546		$3,371		$82,405	$44,680		$213,829

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$103,779		$2,941		$85,136	$65,016		$193,679
Accumulated undistributed net investment income (loss)	75		25		(465)	145		204
Accumulated undistributed net realized gain (loss)	(21,743)		1		(5,326)	(31,650)		(26,219)
Net unrealized appreciation (depreciation) on investments	27,435		404		3,060	11,169		46,165

Net Assets	$109,546		$3,371		$82,405	$44,680		$213,829

Class A
Net asset value (net assets/shares outstanding) per share	$18.04		$15.77		$17.15	$10.93		$12.20
Maximum offering price per share NAV/(1-5.75%)	$19.14		$16.73		$18.20	$11.60		$12.94
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,398,358		82,634		4,366,938	3,681,276		8,960,573
Net Assets	$79,354		$1,303		$74,876	$40,254		$109,277
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$14.66	$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		83,161	—		—
Net Assets	$—		$—		$1,219	$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$17.13		$15.42		$14.66	$10.77		$12.15
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,411,078		13,060		310,406	277,472		1,827,560
Net Assets	$24,167		$202		$4,551	$2,990		$22,212
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$18.03		$15.81		$17.37	$10.94		$12.21
Shares of beneficial interest outstanding, no par value, unlimited authorization	334,244		118,064		101,268	131,314		6,743,379
Net Assets	$6,025		$1,866		$1,759	$1,436		$82,340
(1) Investment in securities at cost	$82,690		$2,946		$78,982	$33,478		$168,166
(2) Premiums received	$253		$—		$—	$—		$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Assets
Investment in securities at value(1)(3)	$227,944		$79,386	$391,707	$193,056
Foreign currency at value(2)	—		—	—	1
Cash	—		—	—	127
Receivables
Investment securities sold	—		50	—	1,962
Fund shares sold	1,465		33	8	53
Dividends and interest receivable	48		9	305	1,107
Tax reclaims	—		—	— (4)	—
Prepaid trustee retainer	2		1	3	1
Prepaid expenses	44		34	42	29

Total assets	229,503		79,513	392,065	196,336

Liabilities
Payables
Written options outstanding at value(3)	—		—	—	254
Fund shares repurchased	274		81	329	54
Investment securities purchased	5,489		—	—	5,115
Due to prime broker	—		—	—	3
Investment advisory fee	149		60	228	110
Distribution and service fees	36		19	87	41
Administration fee	26		9	43	20
Transfer agent fees and expenses	41		38	172	50
Trustees’ fee and expenses	—	(4)	— (4)	1	—	(4)
Professional fee	18		20	17	18
Other accrued expenses	20		9	44	22

Total liabilities	6,053		236	921	5,687

Net Assets	$223,450		$79,277	$391,144	$190,649

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$188,045		$67,895	$364,820	$160,310
Accumulated undistributed net investment income (loss)	(237)		(587)	(198)	547
Accumulated undistributed net realized gain (loss)	6,138		(3,745)	(51,257)	458
Net unrealized appreciation (depreciation) on investments	29,504		15,714	77,779	29,334

Net Assets	$223,450		$79,277	$391,144	$190,649

Class A
Net asset value (net assets/shares outstanding) per share	$19.37		$12.92	$9.86	$9.60
Maximum offering price per share NAV/(1-5.75%)	$20.55		$13.71	$10.46	$10.19
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,203,482		5,006,114	38,181,850	19,496,290
Net Assets	$100,800		$64,689	$376,584	$187,073
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—	$8.46	$9.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—	450,867	102,923
Net Assets	$—		$—	$3,816	$997
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$17.74		$12.36	$8.47	$9.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,087,771		564,507	723,143	263,743
Net Assets	$19,301		$6,979	$6,122	$2,579
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$19.95		$12.95	$10.03	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,181,545		587,561	460,950	—
Net Assets	$103,349		$7,609	$4,622	$—
(1) Investment in securities at cost	$198,440		$63,672	$313,928	$163,709
(2) Foreign currency at cost	$—		$—	$—	$1
(3) Premiums received	$—		$—	$—	$239
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands)

	Growth & Income Fund	Mid-Cap Core Fund		Mid-Cap Growth Fund	Quality Large-Cap Value Fund	Quality Small-Cap Fund

Investment Income
Dividends	$930	$43		$312	$551	$2,120
Foreign taxes withheld	(1)	—		(1)	(1)	—

Total investment income	929	43		311	550	2,120

Expenses
Investment advisory fees	405	11		326	166	972
Service fees, Class A	94	1		93	50	137
Distribution and service fees, Class B	12	—		6	—	—
Distribution and service fees, Class C	121	1		23	15	110
Administration fees	70	2		53	29	180
Transfer agent fee and expenses	112	2		71	42	286
Custodian fees	2	—	(1)	1	— (1)	3
Printing fees and expenses	15	1		7	7	18
Professional fees	16	14		13	14	16
Registration fees	29	21		28	22	29
Trustees’ fee and expenses	3	—	(1)	2	1	9
Miscellaneous expenses	15	1		22	8	15

Total expenses	894	54		645	354	1,775
Less expenses reimbursed waived and/or recaptured by investment adviser	(127)	(37)		(38)	(46)	97

Net expenses	767	17		607	308	1,872

Net investment income (loss)	162	26		(296)	242	248

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	5,954	—	(1)	(475)	176	12,738 (2)
Net realized gain (loss) on written options	(6)	—		—	—	—
Net change in unrealized appreciation (depreciation) on investments	(5,495)	6		(730)	657	(36,695)
Net change in unrealized appreciation (depreciation) on written options	(54)	—		—	—	—

Net gain (loss) on investments	399	6		(1,205)	833	(23,957)

Net increase (decrease) in net assets resulting from operations	$561	$32		$(1,501)	$1,075	$(23,709)

(1) Amount is less than $500.

(2) Includes realized gain of $5,548 as a result of a redemption-in-kind. (See Note 12 in the Notes to Financial Statements)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands)

	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$1,328	$318	$2,593	$930
Interest	—	— (1)	—	2,416
Foreign taxes withheld	—	(10)	(5)	(6)

Total investment income	1,328	308	2,588	3,340

Expenses
Investment advisory fees	898	378	1,387	655
Service fees, Class A	109	86	477	229
Distribution and service fees, Class B	—	—	20	5
Distribution and service fees, Class C	83	35	31	12
Administration fees	156	54	257	126
Transfer agent fee and expenses	198	100	329	117
Custodian fees	2	1	2	5
Printing fees and expenses	17	8	45	22
Professional fees	13	16	17	17
Registration fees	27	26	32	24
Trustees’ fee and expenses	7	3	11	5
Miscellaneous expenses	8	21	146	31

Total expenses	—	728	—	—
Less expenses reimbursed and/or waived by investment adviser	—	(18)	—	—

Total expenses	1,518	710	2,754	1,248

Net investment income (loss)	(190)	(402)	(166)	2,092

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	19,577 (2)	4,766	4,643	6,143
Net realized gain (loss) on foreign currency transactions	—	—	—	(8)
Net realized gain (loss) on written options	—	—	—	(2)
Net change in unrealized appreciation (depreciation) on investments	(21,610)	(5,306)	(12,969)	(3,930)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	— (1)
Net change in unrealized appreciation (depreciation) on written options	—	—	—	(51)

Net gain (loss) on investments	(2,033)	(540)	(8,326)	2,152

Net increase (decrease) in net assets resulting from operations	$(2,223)	$(942)	$(8,492)	$4,244

(1) Amount is less than $500.

(2) Includes realized gain of $17,893 as a result of a redemption-in-kind. (See Note 12 in the Notes to Financial Statements)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Growth & Income Fund			Mid-Cap Core Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$162		$255	$26	$3
Net realized gain (loss)	5,948		8,984	— (1)	10
Net change in unrealized appreciation (depreciation)	(5,549)		(5,271)	6	150

Increase (decrease) in net assets resulting from operations	561		3,968	32	163

From Distributions to Shareholders
Net investment income, Class A	(122)		(303)	(1)	—
Net investment income, Class C	—		—	—	—
Net investment income, Class I	(18)		(38)	(3)	—
Net realized short-term gains, Class A	—		—	(1)	—
Net realized short-term gains, Class C	—		—	— (1)	—
Net realized short-term gains, Class I	—		—	(1)	—
Net realized long-term gains, Class A	—		—	(3)	(2)
Net realized long-term gains, Class C	—		—	(1)	— (1)
Net realized long-term gains, Class I	—		—	(3)	(3)

Decrease in net assets from distributions to shareholders	(140)		(341)	(13)	(5)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(929)		(10,633)	346	205
Change in net assets from share transactions, Class B	(2,867	)(3)	(1,371)	—	—
Change in net assets from share transactions, Class C	(1,843)		(3,694)	(8)	10
Change in net assets from share transactions, Class I	(162)		130	587	608

Increase (decrease) in net assets from share transactions	(5,801)		(15,568)	925	823

Net increase (decrease) in net assets	(5,380)		(11,941)	944	981

Net Assets
Beginning of period	114,926		126,867	2,427	1,446

End of period	$109,546		$114,926	$3,371	$2,427

Accumulated undistributed net investment income (loss) at end of period	$75		$53	$25	$3

(1) Amount is less than $500.

(2) Includes realized gain of $5,548 as a result of a redemption-in-kind. (See Note 12)

(3) Includes conversion of Class B shares to Class A shares.

See Notes to Financial Statements

Mid-Cap Growth Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$(296)	$(594)	$242	$511	$248	$4,374
(475)	22,331	176	462	12,738 (2)	12,058
(730)	(23,414)	657	931	(36,695)	7,819

(1,501)	(1,677)	1,075	1,904	(23,709)	24,251

—	—	(323)	(381)	(1,099)	(914)
—	—	(14)	(8)	(187)	(31)
—	—	(13)	(16)	(1,487)	(1,722)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	(350)	(405)	(2,773)	(2,667)

(2,717)	(8,438)	(1,336)	(4,791)	(2,696)	7,325
(244)	(626)	—	—	—	—
(191)	(389)	(244)	(688)	1,277	(795)
(42)	353	15	828	(102,299)	44,433

(3,194)	(9,100)	(1,565)	(4,651)	(103,718)	50,963

(4,695)	(10,777)	(840)	(3,152)	(130,200)	72,547

87,100	97,877	45,520	48,672	344,029	271,482

$82,405	$87,100	$44,680	$45,520	$213,829	$344,029

$(465)	$(169)	$145	$253	$204	$2,729

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(190)	$1,781	$(402)	$(717)
Net realized gain (loss)	19,577 (2)	6,942	4,766	6,935
Net change in unrealized appreciation (depreciation)	(21,610)	11,739	(5,306)	6,798

Increase (decrease) in net assets resulting from operations	(2,223)	20,462	(942)	13,016

From Distributions to Shareholders
Net investment income, Class A	(611)	(29)	—	(252)
Net investment income, Class B	—	—	—	—
Net investment income, Class C	(32)	—	—	—
Net investment income, Class I	(1,175)	(267)	—	(147)
Net realized long-term gains, Class A	(1,510)	(1,152)	—	—
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(304)	(359)	—	—
Net realized long-term gains, Class I	(2,462)	(3,352)	—	—

Decrease in net assets from distributions to shareholders	(6,094)	(5,159)	—	(399)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	25,733	36,315	(11,950)	10,761
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	4,242	4,555	(456)	508
Change in net assets from share transactions, Class I	(33,153)	24,909	(1,947)	4,916

Increase (decrease) in net assets from share transactions	(3,178)	65,779	(14,353)	16,185

Capital Contributions
Fair Funds settlement(1)	—	—	—	932

Net increase (decrease) in net assets	(11,495)	81,082	(15,295)	29,734

Net Assets
Beginning of period	234,945	153,863	94,572	64,838

End of period	$223,450	$234,945	$79,277	$94,572

Accumulated undistributed net investment income (loss) at end of period	$(237)	$1,771	$(587)	$(185)

(1) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Prudential Services, Inc. settlement.

(2) Includes realized gain of $17,893 as a result of a redemption-in-kind. (See Note 12)

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$(166)	$(1,110)	$2,092	$2,971
4,643	45,104	6,133	9,899
(12,969)	(37,033)	(3,981)	(2,527)

(8,492)	6,961	4,244	10,343

—	—	(1,838)	(2,721)
—	—	(6)	(9)
—	—	(15)	(14)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	(1,859)	(2,744)

(24,833)	(45,259)	(5,191)	(14,234)
(687)	(1,788)	(178)	(569)
(430)	(835)	161	694
(26)	233	—	—

(25,976)	(47,649)	(5,208)	(14,109)

—	—	—	—

(34,468)	(40,688)	(2,823)	(6,510)

425,612	466,300	193,472	199,982

$391,144	$425,612	$190,649	$193,472

$(198)	$(32)	$547	$314

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth & Income
Fund
Class A
4/1/12 to 9/30/12(13)	$17.93	0.04	0.10	0.14	(0.03)	—	(0.03)	0.11	$18.04	0.84	%(4)	$79,354	1.25	%(3)	1.49	%(3)	0.47	%(3)	36	%(4)
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48		0.40		51
4/1/10 to 3/31/11	14.87	0.09	2.37	2.46	(0.11)	—	(0.11)	2.35	17.22	16.69		88,027	1.25		1.53		0.63		44
4/1/09 to 3/31/10	10.15	0.12	4.78	4.90	(0.18)	—	(0.18)	4.72	14.87	48.67		96,335	1.13	(9)	1.34		0.93		34
4/1/08 to 3/31/09	16.47	0.17	(6.33)	(6.16)	(0.16)	—	(0.16)	(6.32)	10.15	(37.65)		87,198	1.42		1.60		1.19		112
9/1/07 to 3/31/08	18.08	0.08	(1.65)	(1.57)	(0.04)	—	(0.04)	(1.61)	16.47	(8.69	)(4)	166,600	1.37	(3)	1.51	(3)	0.73	(3)	53	(4)
9/1/06 to 8/31/07	15.96	0.10	2.20	2.30	(0.18)	—	(0.18)	2.12	18.08	14.43		188,479	1.28		1.42		0.60		37

Class C
4/1/12 to 9/30/12(13)	$17.05	(0.02)	0.10	0.08	—	—	—	0.08	$17.13	0.47	%(4)	$24,167	2.00	%(3)	2.24	%(3)	(0.28	)%(3)	36	%(4)
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23		(0.35)		51
4/1/10 to 3/31/11	14.23	(0.02)	2.26	2.24	(0.03)	—	(0.03)	2.21	16.44	15.84		28,944	2.00		2.28		(0.12)		44
4/1/09 to 3/31/10	9.72	0.02	4.58	4.60	(0.09)	—	(0.09)	4.51	14.23	47.60		29,762	1.89	(9)	2.11		0.16		34
4/1/08 to 3/31/09	15.72	0.06	(6.06)	(6.00)	— (5)	—	—	(6.00)	9.72	(38.15)		23,470	2.17		2.35		0.43		112
9/1/07 to 3/31/08	17.31	— (5)	(1.57)	(1.57)	(0.02)	—	(0.02)	(1.59)	15.72	(9.08	)(4)	46,292	2.12	(3)	2.26	(3)	(0.02	)(3)	53	(4)
9/1/06 to 8/31/07	15.26	(0.03)	2.11	2.08	(0.03)	—	(0.03)	2.05	17.31	13.64		53,854	2.03		2.17		(0.15)		37

Class I
4/1/12 to 9/30/12(13)	$17.91	0.06	0.11	0.17	(0.05)	—	(0.05)	0.12	$18.03	0.97	%(4)	$6,025	1.00	%(3)	1.24	%(3)	0.72	%(3)	36	%(4)
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23		0.66		51
4/1/10 to 3/31/11	14.85	0.13	2.37	2.50	(0.14)	—	(0.14)	2.36	17.21	17.09		5,719	1.00		1.28		0.90		44
4/1/09 to 3/31/10	10.14	0.15	4.77	4.92	(0.21)	—	(0.21)	4.71	14.85	49.00		9,270	0.91	(9)	1.13		1.16		34
4/1/08 to 3/31/09	16.49	0.20	(6.33)	(6.13)	(0.22)	—	(0.22)	(6.35)	10.14	(37.51)		10,063	1.17		1.35		1.40		112
11/13/07(7) to 3/31/08	18.33	0.06	(1.90)	(1.84)	—	—	—	(1.84)	16.49	(10.04	)(4)	22,695	1.19	(3)	1.34	(3)	0.88	(3)	53	(4)
Mid-Cap Core Fund
Class A
4/1/12 to 9/30/12(13)	$15.80	0.15	(0.11)	0.04	(0.01)	(0.06)	(0.07)	(0.03)	$15.77	0.29	%(4)	$1,303	1.35	%(3)	4.12	%(3)	1.93	%(3)	16	%(4)
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65		945	1.35		4.61		0.07		27
4/1/10 to 3/31/11	12.57	— (5)	2.37	2.37	(0.04)	(0.19)	(0.23)	2.14	14.71	19.12		669	1.35		10.37		(0.01)		13
6/22/09(7) to 3/31/10	10.00	0.05	2.62	2.67	—	(0.10)	(0.10)	2.57	12.57	26.79	(4)	345	1.35	(3)	20.83	(3)	0.53	(3)	16	(4)

Class C
4/1/12 to 9/30/12(13)	$15.50	0.07	(0.09)	(0.02)	—	(0.06)	(0.06)	(0.08)	$15.42	(0.03	)%(4)	$202	2.10	%(3)	4.90	%(3)	0.94	%(3)	16	%(4)
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78		211	2.10		5.41		(0.65)		27
4/1/10 to 3/31/11	12.49	(0.10)	2.34	2.24	—	(0.19)	(0.19)	2.05	14.54	18.18		189	2.10		11.15		(0.76)		13
6/22/09(7) to 3/31/10	10.00	(0.02)	2.61	2.59	—	(0.10)	(0.10)	2.49	12.49	25.99	(4)	126	2.10	(3)	23.95	(3)	(0.25	)(3)	16	(4)

Class I
4/1/12 to 9/30/12(13)	$15.84	0.16	(0.09)	0.07	(0.04)	(0.06)	(0.10)	(0.03)	$15.81	0.49	%(4)	$1,866	1.10	%(3)	3.84	%(3)	2.10	%(3)	16	%(4)
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85		1,271	1.10		4.41		0.37		27
4/1/10 to 3/31/11	12.59	0.04	2.35	2.39	(0.07)	(0.19)	(0.26)	2.13	14.72	19.33		588	1.10		9.89		0.28		13
6/22/09(7) to 3/31/10	10.00	0.07	2.62	2.69	—	(0.10)	(0.10)	2.59	12.59	26.99	(4)	160	1.10	(3)	22.33	(3)	0.77	(3)	16	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Growth Fund
Class A
4/1/12 to 9/30/12(13)	$17.44	(0.06)	(0.23)	(0.29)	—	—	—	(0.29)	$17.15	(1.66	)%(4)	$74,876	1.44	%(3)	1.53	%(3)	(0.68	)%(3)	22	%(4)
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)		78,925	1.49	(10)	1.56		(0.64)		163
4/1/10 to 3/31/11	14.03	(0.13)	3.77	3.64	—	—	—	3.64	17.67	25.94		88,784	1.45		1.57		(0.85)		81
4/1/09 to 3/31/10	8.83	(0.06)	5.26	5.20	—	—	—	5.20	14.03	58.89		79,547	1.45		1.59		(0.51)		104
4/1/08 to 3/31/09	14.78	(0.05)	(5.90)	(5.95)	—	—	—	(5.95)	8.83	(40.26)		54,233	1.45		1.60		(0.38)		93
11/1/07 to 3/31/08	17.98	(0.05)	(3.15)	(3.20)	—	—	—	(3.20)	14.78	(17.80	)(4)	100,416	1.66	(3)	1.76	(3)	(0.68	)(3)	27	(4)
11/1/06 to 10/31/07	16.33	(0.10)	1.75	1.65	—	—	—	1.65	17.98	10.10		130,028	1.55		1.55		(0.60)		77

Class B
4/1/12 to 9/30/12(13)	$14.97	(0.10)	(0.21)	(0.31)	—	—	—	(0.31)	$14.66	(2.07	)%(4)	$1,219	2.19	%(3)	2.28	%(3)	(1.43	)%(3)	22	%(4)
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		1,495	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.19)	3.25	3.06	—	—	—	3.06	15.28	25.04		2,185	2.20		2.32		(1.48)		81
4/1/09 to 3/31/10	7.75	(0.13)	4.60	4.47	—	—	—	4.47	12.22	57.68		3,291	2.20		2.34		(1.24)		104
4/1/08 to 3/31/09	13.09	(0.13)	(5.21)	(5.34)	—	—	—	(5.34)	7.75	(40.79)		3,795	2.20		2.34		(1.17)		93
11/1/07 to 3/31/08	15.97	(0.08)	(2.80)	(2.88)	—	—	—	(2.88)	13.09	(18.03	)(4)	10,600	2.40	(3)	2.50	(3)	(1.42	)(3)	27	(4)
11/1/06 to 10/31/07	14.61	(0.24)	1.60	1.36	—	—	—	1.36	15.97	9.31		15,407	2.29		2.29		(1.53)		77

Class C
4/1/12 to 9/30/12(13)	$14.97	(0.10)	(0.21)	(0.31)	—	—	—	(0.31)	$14.66	(2.07	)%(4)	$4,551	2.19	%(3)	2.28	%(3)	(1.43	)%(3)	22	%(4)
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		4,849	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.21)	3.27	3.06	—	—	—	3.06	15.28	25.04		5,389	2.20		2.32		(1.63)		81
4/1/09 to 3/31/10	7.75	(0.14)	4.61	4.47	—	—	—	4.47	12.22	57.68		4,775	2.20		2.34		(1.29)		104
4/1/08 to 3/31/09	13.07	(0.13)	(5.19)	(5.32)	—	—	—	(5.32)	7.75	(40.70)		2,509	2.20		2.35		(1.16)		93
11/1/07 to 3/31/08	15.96	(0.08)	(2.81)	(2.89)	—	—	—	(2.89)	13.07	(18.11	)(4)	5,629	2.41	(3)	2.51	(3)	(1.43	)(3)	27	(4)
11/1/06 to 10/31/07	14.60	(0.41)	1.77	1.36	—	—	—	1.36	15.96	9.32		6,853	2.20		2.20		(2.60)		77

Class I
4/1/12 to 9/30/12(13)	$17.65	(0.04)	(0.24)	(0.28)	—	—	—	(0.28)	$17.37	(1.59	)%(4)	$1,759	1.19	%(3)	1.28	%(3)	(0.42	)%(3)	22	%(4)
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)		1,831	1.24	(10)	1.31		(0.37)		163
4/1/10 to 3/31/11	14.12	(0.09)	3.80	3.71	—	—	—	3.71	17.83	26.27		1,519	1.20		1.32		(0.61)		81
4/1/09 to 3/31/10	8.87	(0.03)	5.28	5.25	—	—	—	5.25	14.12	59.19		1,332	1.20		1.34		(0.28)		104
4/1/08 to 3/31/09	14.80	(0.02)	(5.91)	(5.93)	—	—	—	(5.93)	8.87	(40.07)		765	1.20		1.35		(0.13)		93
11/1/07 to 3/31/08	17.99	(0.03)	(3.16)	(3.19)	—	—	—	(3.19)	14.80	(17.73	)(4)	1,472	1.40	(3)	1.50	(3)	(0.41	)(3)	27	(4)
9/13/07(7) to 10/31/07	17.25	(0.09)	0.83	0.74	—	—	—	0.74	17.99	4.29	(4)	2,086	1.09	(3)	1.09	(3)	(3.85	)(3)	77	(4)
Quality Large-Cap
Value Fund
Class A
4/1/12 to 9/30/12(13)	$10.76	0.06	0.20	0.26	(0.09)	—	(0.09)	0.17	$10.93	2.44	%(4)	$40,254	1.35	%(3)	1.56	%(3)	1.14	%(3)	15	%(4)
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—	(0.09)	0.40	10.76	4.84		40,936	1.35		1.53		1.19		17
4/1/10 to 3/31/11	9.18	0.09	1.21	1.30	(0.12)	—	(0.12)	1.18	10.36	14.40		44,331	1.35		1.58		0.96		29
4/1/09 to 3/31/10	6.32	0.10	2.87	2.97	(0.11)	—	(0.11)	2.86	9.18	47.40		43,612	1.35		1.52		1.22		165
4/1/08 to 3/31/09	10.51	0.10	(4.24)	(4.14)	(0.05)	—	(0.05)	(4.19)	6.32	(39.44)		44,283	1.35		1.46		1.16		140
7/1/07 to 3/31/08	13.67	0.04	(2.87)	(2.83)	(0.07)	(0.26)	(0.33)	(3.16)	10.51	(21.06	)(4)	90,476	1.52	(3)	1.55	(3)	0.45	(3)	103	(4)
7/1/06 to 6/30/07	11.20	0.06	2.86	2.92	(0.05)	(0.40)	(0.45)	2.47	13.67	26.71		50,788	1.41		1.60		0.46		101

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Quality Large-Cap
Value Fund (Continued)
Class C
4/1/12 to 9/30/12(13)	$10.60	0.02	0.20	0.22	(0.05)	—	(0.05)	0.17	$10.77	2.09	%(4)	$2,990	2.10	%(3)	2.31	%(3)	0.38	%(3)	15	%(4)
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—	(0.02)	0.39	10.60	4.06		3,186	2.10		2.28		0.43		17
4/1/10 to 3/31/11	9.05	0.02	1.20	1.22	(0.06)	—	(0.06)	1.16	10.21	13.56		3,819	2.10		2.33		0.20		29
4/1/09 to 3/31/10	6.24	0.04	2.82	2.86	(0.05)	—	(0.05)	2.81	9.05	46.15		3,925	2.10		2.28		0.48		165
4/1/08 to 3/31/09	10.40	0.03	(4.18)	(4.15)	(0.01)	—	(0.01)	(4.16)	6.24	(39.93)		2,997	2.10		2.20		0.33		140
7/1/07 to 3/31/08	13.60	(0.03)	(2.85)	(2.88)	(0.06)	(0.26)	(0.32)	(3.20)	10.40	(21.54	)(4)	8,950	2.27	(3)	2.31	(3)	(0.33	)(3)	103	(4)
7/1/06 to 6/30/07	11.18	(0.03)	2.85	2.82	— (5)	(0.40)	(0.40)	2.42	13.60	25.77		1,128	2.16		2.58		(0.22)		101
Class I
4/1/12 to 9/30/12(13)	$10.76	0.07	0.21	0.28	(0.10)	—	(0.10)	0.18	$10.94	2.66	%(4)	$1,436	1.10	%(3)	1.31	%(3)	1.39	%(3)	15	%(4)
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—	(0.12)	0.40	10.76	5.11		1,398	1.10		1.28		1.46		17
4/1/10 to 3/31/11	9.18	0.12	1.20	1.32	(0.14)	—	(0.14)	1.18	10.36	14.67		522	1.10		1.33		1.27		29
4/1/09 to 3/31/10	6.32	0.14	2.85	2.99	(0.13)	—	(0.13)	2.86	9.18	47.74		343	1.10		1.29		1.67		165
6/6/08(7) to 3/31/09	11.04	0.11	(4.76)	(4.65)	(0.07)	—	(0.07)	(4.72)	6.32	(42.22	)(4)	58	1.10	(3)	1.25	(3)	1.68	(3)	140	(4)
Quality Small-Cap
Fund
Class A
4/1/12 to 9/30/12(13)	$13.22	0.01	(0.90)	(0.89)	(0.13)	—	(0.13)	(1.02)	$12.20	(6.72	)%(4)	$109,277	1.42	%(3)(6)	—	(3)(15)	0.15	%(3)	11	%(4)(14)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—	(0.11)	0.84	13.22	7.73		120,962	1.42	(6)	—	(16)	1.45		19
4/1/10 to 3/31/11	9.98	0.16	2.38	2.54	(0.14)	—	(0.14)	2.40	12.38	25.72		105,975	1.48	(8)(10)	1.50		1.50		28
4/1/09 to 3/31/10	6.29	0.12	3.68	3.80	(0.11)	—	(0.11)	3.69	9.98	60.78		37,605	1.55		1.74		1.37		14
4/1/08 to 3/31/09	9.66	0.14	(3.37)	(3.23)	(0.14)	— (5)	(0.14)	(3.37)	6.29	(33.77)		23,355	1.45		1.84		1.81		15
9/1/07 to 3/31/08	11.74	0.11	(2.08)	(1.97)	(0.08)	(0.03)	(0.11)	(2.08)	9.66	(16.92	)(4)	12,422	1.47	(3)	1.63	(3)	1.68	(3)	0	(4)
9/1/06 to 8/31/07	10.05	0.25	1.51	1.76	(0.05)	(0.02)	(0.07)	1.69	11.74	17.51		8,506	1.40		2.19		2.14		17
Class C
4/1/12 to 9/30/12(13)	$13.20	(0.04)	(0.91)	(0.95)	(0.10)	—	(0.10)	(1.05)	$12.15	(7.15	)%(4)	$22,212	2.17	%(3)(6)	—	(3)(15)	(0.59	)%(3)	11	%(4)(14)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96		22,765	2.17	(6)	—	(16)	0.66		19
4/1/10 to 3/31/11	9.97	0.09	2.37	2.46	(0.07)	—	(0.07)	2.39	12.36	24.75		22,174	2.21	(8)(10)	2.22		0.83		28
4/1/09 to 3/31/10	6.28	0.05	3.69	3.74	(0.05)	—	(0.05)	3.69	9.97	59.74		3,407	2.30		2.48		0.64		14
4/1/08 to 3/31/09	9.65	0.07	(3.37)	(3.30)	(0.07)	— (5)	(0.07)	(3.37)	6.28	(34.30)		1,436	2.19		2.55		0.89		15
9/1/07 to 3/31/08	11.68	0.06	(2.06)	(2.00)	—	(0.03)	(0.03)	(2.03)	9.65	(17.25	)(4)	2,108	2.22	(3)	2.38	(3)	0.92	(3)	0	(4)
9/1/06 to 8/31/07	10.04	0.10	1.57	1.67	(0.01)	(0.02)	(0.03)	1.64	11.68	16.61		1,354	2.16		3.45		0.89		17
Class I
4/1/12 to 9/30/12(13)	$13.23	0.02	(0.91)	(0.89)	(0.13)	—	(0.13)	(1.02)	$12.21	(6.66	)%(4)	$82,340	1.17	%(3)(6)	—	(3)(15)	0.31	%(3)	11	%(4)(14)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	—	(16)	1.77		19
4/1/10 to 3/31/11	9.99	0.18	2.38	2.56	(0.17)	—	(0.17)	2.39	12.38	25.89		143,333	1.23	(8)(10)	1.26		1.73		28
4/1/09 to 3/31/10	6.29	0.14	3.69	3.83	(0.13)	—	(0.13)	3.70	9.99	61.32		56,820	1.30		1.48		1.61		14
4/1/08 to 3/31/09	9.67	0.16	(3.38)	(3.22)	(0.16)	— (5)	(0.16)	(3.38)	6.29	(33.66)		33,496	1.19		1.55		1.95		15
9/1/07 to 3/31/08	11.76	0.13	(2.08)	(1.95)	(0.11)	(0.03)	(0.14)	(2.09)	9.67	(16.75	)(4)	46,717	1.25	(3)	1.42	(3)	2.07	(3)	0	(4)
9/1/06 to 8/31/07	10.06	0.21	1.57	1.78	(0.06)	(0.02)	(0.08)	1.70	11.76	17.74		10,691	1.15		2.54		1.82		17

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Core Fund
Class A
4/1/12 to 9/30/12(13)	$20.07	(0.02)	(0.22)	(0.24)	(0.13)	(0.33)	(0.46)	(0.70)	$19.37	(1.04	)%(4)	$100,800	1.36	%(3)	1.36	%(3)	(0.23	)%(3)	8	%(4)(14)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34		1.08		10
4/1/10 to 3/31/11	14.81	0.01	4.00	4.01	—	—	—	4.01	18.82	27.08		35,679	1.47	(10)	1.47		0.04		22
4/1/09 to 3/31/10	9.36	(0.04)	5.49	5.45	—	—	—	5.45	14.81	58.23		15,167	1.62		1.62		(0.32)		23
4/1/08 to 3/31/09	14.76	— (5)	(3.89)	(3.89)	— (5)	(1.51)	(1.51)	(5.40)	9.36	(29.71)		10,339	1.59		1.59		(0.01)		95
1/1/08 to 3/31/08	17.31	(0.02)	(2.53)	(2.55)	—	—	—	(2.55)	14.76	(14.73	)(4)	20,204	1.66	(3)	1.66	(3)	(0.60	)(3)	8	(4)
1/1/07 to 12/31/07	19.46	(0.12)	0.10	(0.02)	—	(2.13)	(2.13)	(2.15)	17.31	(0.32)		25,534	1.45		1.45		(0.63)		18
Class C
4/1/12 to 9/30/12(13)	$18.38	(0.09)	(0.18)	(0.27)	(0.04)	(0.33)	(0.37)	(0.64)	$17.74	(1.39	)%(4)	$19,301	2.10	%(3)	2.10	%(3)	(0.97	)%(3)	8	%(4)(14)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09		0.15		10
4/1/10 to 3/31/11	13.79	(0.11)	3.72	3.61	—	—	—	3.61	17.40	26.18		10,067	2.24	(10)	2.24		(0.74)		22
4/1/09 to 3/31/10	8.78	(0.13)	5.14	5.01	—	—	—	5.01	13.79	57.06		5,989	2.37		2.37		(1.06)		23
4/1/08 to 3/31/09	14.05	(0.09)	(3.67)	(3.76)	— (5)	(1.51)	(1.51)	(5.27)	8.78	(30.33)		3,028	2.34		2.34		(0.79)		95
1/1/08 to 3/31/08	16.50	(0.05)	(2.40)	(2.45)	—	—	—	(2.45)	14.05	(14.85	)(4)	6,569	2.41	(3)	2.41	(3)	(1.35	)(3)	8	(4)
1/1/07 to 12/31/07	18.79	(0.26)	0.10	(0.16)	—	(2.13)	(2.13)	(2.29)	16.50	(1.09)		8,590	2.20		2.20		(1.38)		18
Class I
4/1/12 to 9/30/12(13)	$20.65	—	(0.21)	(0.21)	(0.16)	(0.33)	(0.49)	(0.70)	$19.95	(0.89	)%(4)	$103,349	1.11	%(3)	1.11	%(3)	(0.02	)%(3)	8	%(4)(14)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09		1.11		10
4/1/10 to 3/31/11	15.17	0.06	4.10	4.16	—	—	—	4.16	19.33	27.42		108,117	1.22	(10)	1.22		0.37		22
4/1/09 to 3/31/10	9.56	(0.01)	5.62	5.61	—	—	—	5.61	15.17	58.68		31,810	1.37		1.37		(0.06)		23
4/1/08 to 3/31/09	15.02	0.03	(3.98)	(3.95)	— (5)	(1.51)	(1.51)	(5.46)	9.56	(29.59)		17,881	1.34		1.34		0.22		95
1/1/08 to 3/31/08	17.60	(0.01)	(2.57)	(2.58)	—	—	—	(2.58)	15.02	(14.66	)(4)	32,655	1.41	(3)	1.41	(3)	(0.36	)(3)	8	(4)
1/1/07 to 12/31/07	19.70	(0.08)	0.11	0.03	—	(2.13)	(2.13)	(2.10)	17.60	(0.11)		42,525	1.20		1.20		(0.38)		18
Small-Cap Sustainable
Growth Fund
Class A
4/1/12 to 9/30/12(13)	$12.95	(0.06)	0.03	(0.03)	—	—	—	(0.03)	$12.92	(0.23	)%(4)	$64,689	1.65	%(3)	1.69	%(3)	(0.92	)%(3)	13	%(4)
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(12)	77,384	1.65	(6)	1.65		(0.84)		46
4/1/10 to 3/31/11	9.51	(0.02)	1.54	1.52	—	—	—	1.52	11.03	15.98		55,662	1.67	(10)	1.91		(0.17)		17
4/1/09 to 3/31/10	6.20	(0.06)	3.37	3.31	—	—	—	3.31	9.51	53.39		1,180	1.65		2.27		(0.77)		26
4/1/08 to 3/31/09	9.15	(0.08)	(2.87)	(2.95)	—	—	—	(2.95)	6.20	(32.24)		2,185	1.44	(8)	1.97		(0.87)		64
9/1/07 to 3/31/08	10.34	(0.07)	(1.12)	(1.19)	—	—	—	(1.19)	9.15	(11.51	)(4)	8,481	1.54	(3)	1.84	(3)	(1.12	)(3)	12	(4)
9/1/06 to 8/31/07	9.79	(0.10)	0.65	0.55	—	—	—	0.55	10.34	5.62		10,222	1.40		2.16		(0.96)		26
Class C
4/1/12 to 9/30/12(13)	$12.44	(0.10)	0.02	(0.08)	—	—	—	(0.08)	$12.36	(0.64	)%(4)	$6,979	2.40	%(3)	2.44	%(3)	(1.67	)%(3)	13	%(4)
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(12)	7,490	2.40	(6)	2.40		(1.58)		46
4/1/10 to 3/31/11	9.24	(0.09)	1.49	1.40	—	—	—	1.40	10.64	15.15		5,981	2.42	(10)	2.67		(0.93)		17
4/1/09 to 3/31/10	6.06	(0.11)	3.29	3.18	—	—	—	3.18	9.24	52.48		359	2.40		3.18		(1.34)		26
4/1/08 to 3/31/09	9.03	(0.12)	(2.85)	(2.97)	—	—	—	(2.97)	6.06	(32.89)		165	2.22	(8)	2.72		(1.57)		64
9/1/07 to 3/31/08	10.25	(0.11)	(1.11)	(1.22)	—	—	—	(1.22)	9.03	(11.90	)(4)	181	2.29	(3)	2.60	(3)	(1.86	)(3)	12	(4)
9/1/06 to 8/31/07	9.77	(0.18)	0.66	0.48	—	—	—	0.48	10.25	4.81		174	2.15		4.31		(1.78)		26

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Sustainable
Growth Fund (Continued)
Class I
4/1/12 to 9/30/12(13)	$12.96	(0.04)	0.03	(0.01)	—	—	—	(0.01)	$12.95	(0.08	)%(4)	$7,609	1.40	%(3)	1.44	%(3)	(0.68	)%(3)	13	%(4)
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(12)	9,698	1.40	(6)	1.40		(0.55)		46
4/1/10 to 3/31/11	9.52	(0.01)	1.56	1.55	(0.03)	—	(0.03)	1.52	11.04	16.26		3,195	1.42	(10)	1.88		(0.05)		17
4/1/09 to 3/31/10	6.18	(0.04)	3.38	3.34	—	—	—	3.34	9.52	54.05		4,098	1.40		2.10		(0.49)		26
4/1/08 to 3/31/09	9.19	(0.04)	(2.97)	(3.01)	—	—	—	(3.01)	6.18	(32.75)		6,010	1.23	(8)	1.72		(0.55)		64
9/1/07 to 3/31/08	10.37	(0.05)	(1.13)	(1.18)	—	—	—	(1.18)	9.19	(11.38	)(4)	5,971	1.30	(3)	1.60	(3)	(0.88	)(3)	12	(4)
9/1/06 to 8/31/07	9.79	(0.08)	0.66	0.58	—	—	—	0.58	10.37	5.92		6,231	1.16		2.94		(0.77)		26
Strategic Growth Fund
Class A
4/1/12 to 9/30/12(13)	$10.05	—	(0.19)	(0.19)	—	—	—	(0.19)	$9.86	(1.89	)%(4)	$376,584	1.37	%(3)(17)	1.37	%(3)	(0.07	)%(3)	8	%(4)
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66		409,555	1.35	(18)	1.35		(0.25)		115
4/1/10 to 3/31/11	8.48	(0.03)	1.71	1.68	—	(0.37)	(0.37)	1.31	9.79	20.90		447,994	1.44	(8)	1.44		(0.34)		82
4/1/09 to 3/31/10	5.78	(0.02)	2.72	2.70	—	—	—	2.70	8.48	46.71		420,181	1.46		1.46		(0.31)		52
4/1/08 to 3/31/09	9.50	(0.03)	(3.69)	(3.72)	—	—	—	(3.72)	5.78	(39.16)		71,082	1.53		1.53		(0.43)		91
5/1/07 to 3/31/08	9.99	(0.05)	(0.44)	(0.49)	—	—	—	(0.49)	9.50	(4.90	)(4)	133,119	1.44	(3)	1.44	(3)	(0.53	)(3)	75	(4)
5/1/06 to 4/30/07	9.78	(0.06)	0.27	0.21	—	—	—	0.21	9.99	2.15		161,396	1.61		1.61		(0.61)		81

Class B
4/1/12 to 9/30/12(13)	$8.66	(0.03)	(0.17)	(0.20)	—	—	—	(0.20)	$8.46	(2.31	)%(4)	$3,816	2.12	%(3)(17)	2.12	%(3)	(0.82	)%(3)	8	%(4)
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00		4,617	2.10	(18)	2.10		(1.01)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.48	1.40	—	(0.37)	(0.37)	1.03	8.49	19.97		6,449	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		8,067	2.21		2.21		(1.07)		52
4/1/08 to 3/31/09	8.48	(0.08)	(3.28)	(3.36)	—	—	—	(3.36)	5.12	(39.62)		2,374	2.27		2.27		(1.18)		91
5/1/07 to 3/31/08	8.98	(0.11)	(0.39)	(0.50)	—	—	—	(0.50)	8.48	(5.57	)(4)	6,242	2.19	(3)	2.19	(3)	(1.27	)(3)	75	(4)
5/1/06 to 4/30/07	8.86	(0.12)	0.24	0.12	—	—	—	0.12	8.98	1.35		9,932	2.36		2.36		(1.36)		81

Class C
4/1/12 to 9/30/12(13)	$8.66	(0.03)	(0.16)	(0.19)	—	—	—	(0.19)	$8.47	(2.19	)%(4)	$6,122	2.12	%(3)(17)	2.12	%(3)	(0.82	)%(3)	8	%(4)
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88		6,707	2.10	(18)	2.10		(1.00)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.49	1.41	—	(0.37)	(0.37)	1.04	8.50	20.11		7,507	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		7,351	2.21		2.21		(1.08)		52
4/1/08 to 3/31/09	8.49	(0.08)	(3.29)	(3.37)	—	—	—	(3.37)	5.12	(39.69)		1,685	2.28		2.28		(1.18)		91
5/1/07 to 3/31/08	8.99	(0.11)	(0.39)	(0.50)	—	—	—	(0.50)	8.49	(5.56	)(4)	3,625	2.19	(3)	2.19	(3)	(1.27	)(3)	75	(4)
5/1/06 to 4/30/07	8.87	(0.11)	0.23	0.12	—	—	—	0.12	8.99	1.35		4,843	2.32		2.32		(1.30)		81

Class I
4/1/12 to 9/30/12(13)	$10.21	0.01	(0.19)	(0.18)	—	—	—	(0.18)	$10.03	(1.76	)%(4)	$4,622	1.12	%(3)(17)	1.12	%(3)	0.18	%(3)	8	%(4)
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92		4,733	1.10	(18)	1.10		0.00		115
4/1/10 to 3/31/11	8.56	(0.01)	1.74	1.73	—	(0.37)	(0.37)	1.36	9.92	21.29		4,350	1.20	(8)	1.19		(0.09)		82
4/1/09 to 3/31/10	5.82	(0.01)	2.75	2.74	—	—	—	2.74	8.56	47.08		3,802	1.22		1.22		(0.07)		52
4/1/08 to 3/31/09	9.54	(0.01)	(3.71)	(3.72)	—	—	—	(3.72)	5.82	(38.99)		3,127	1.28		1.28		(0.18)		91
5/1/07 to 3/31/08	10.01	(0.03)	(0.44)	(0.47)	—	—	—	(0.47)	9.54	(4.70	)(4)	5,689	1.19	(3)	1.19	(3)	(0.27	)(3)	75	(4)
9/29/06(7) to 4/30/07	9.26	(0.01)	0.76	0.75	—	—	—	0.75	10.01	8.10	(4)	7,208	1.27	(3)	1.27	(3)	(0.24	)(3)	81	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Tactical Allocation
Fund
Class A
4/1/12 to 9/30/12(13)	$9.47	0.10	0.12	0.22	(0.09)	—	(0.09)	0.13	$9.60	2.39	%(4)	$187,073	1.32	%(3)	1.32	%(3)	2.25	%(3)	46	%(4)
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88		189,926	1.30		1.30		1.59		128
4/1/10 to 3/31/11	8.18	0.13	0.90	1.03	(0.13)	—	(0.13)	0.90	9.08	12.78		196,705	1.36		1.36		1.59		126
4/1/09 to 3/31/10	6.33	0.16	1.87	2.03	(0.18)	—	(0.18)	1.85	8.18	32.29		195,988	1.33		1.33		2.09		139
4/1/08 to 3/31/09	8.59	0.24	(2.18)	(1.94)	(0.26)	(0.06)	(0.32)	(2.26)	6.33	(23.17)		163,586	1.33		1.33		3.19		86
5/1/07 to 3/31/08	9.71	0.22	(0.48)	(0.26)	(0.23)	(0.63)	(0.86)	(1.12)	8.59	(3.08	)(4)	250,502	1.32	(3)	1.32	(3)	2.52	(3)	44	(4)
5/1/06 to 4/30/07	9.18	0.23	0.75	0.98	(0.24)	(0.21)	(0.45)	0.53	9.71	10.93		296,354	1.34		1.34		2.47		46

Class B
4/1/12 to 9/30/12(13)	$9.56	0.07	0.12	0.19	(0.06)	—	(0.06)	0.13	$9.69	1.98	%(4)	$997	2.07	%(3)	2.07	%(3)	1.50	%(3)	46	%(4)
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02		1,165	2.05		2.05		0.82		128
4/1/10 to 3/31/11	8.26	0.07	0.91	0.98	(0.07)	—	(0.07)	0.91	9.17	11.94		1,697	2.11		2.11		0.85		126
4/1/09 to 3/31/10	6.39	0.10	1.89	1.99	(0.12)	—	(0.12)	1.87	8.26	31.34		1,961	2.08		2.08		1.35		139
4/1/08 to 3/31/09	8.65	0.18	(2.18)	(2.00)	(0.20)	(0.06)	(0.26)	(2.26)	6.39	(23.59)		2,217	2.08		2.08		2.38		86
5/1/07 to 3/31/08	9.77	0.15	(0.48)	(0.33)	(0.16)	(0.63)	(0.79)	(1.12)	8.65	(3.79	)(4)	4,820	2.06	(3)	2.06	(3)	1.76	(3)	44	(4)
5/1/06 to 4/30/07	9.23	0.16	0.76	0.92	(0.17)	(0.21)	(0.38)	0.54	9.77	10.04		7,059	2.08		2.08		1.73		46

Class C
4/1/12 to 9/30/12(13)	$9.65	0.07	0.12	0.19	(0.06)	—	(0.06)	0.13	$9.78	1.97	%(4)	$2,579	2.07	%(3)	2.07	%(3)	1.50	%(3)	46	%(4)
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06		2,381	2.05		2.05		0.87		128
4/1/10 to 3/31/11	8.33	0.07	0.92	0.99	(0.07)	—	(0.07)	0.92	9.25	11.96		1,580	2.11		2.11		0.83		126
4/1/09 to 3/31/10	6.44	0.10	1.91	2.01	(0.12)	—	(0.12)	1.89	8.33	31.41		1,468	2.08		2.08		1.32		139
4/1/08 to 3/31/09	8.73	0.18	(2.21)	(2.03)	(0.20)	(0.06)	(0.26)	(2.29)	6.44	(23.72)		800	2.08		2.08		2.38		86
5/1/07 to 3/31/08	9.86	0.16	(0.50)	(0.34)	(0.16)	(0.63)	(0.79)	(1.13)	8.73	(3.85	)(4)	1,840	2.07	(3)	2.07	(3)	1.78	(3)	44	(4)
5/1/06 to 4/30/07	9.31	0.16	0.77	0.93	(0.17)	(0.21)	(0.38)	0.55	9.86	10.06		1,652	2.09		2.09		1.72		46

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)

For the Growth & Income Fund, the ratio of net expenses to average net assets includes the effect of $265 (reported in 000’s) reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 (reported in 000’s) of extraordinary expenses incurred in the fiscal period ended March 31, 2010. If excluded, the net expense ratios for the period ended March 31, 2010 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.

(10)	Net expense ratio includes extraordinary expenses.
(11)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(12)

Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.

(13)	Unaudited

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

(14)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 12 in the Notes to Financial Statements.
(15)	Prior to recapture of expenses previously waived, the gross ratio was 1.34%, 2.09% and 1.11% for Class A, Class C, and Class I, respectively.
(16)	Prior to recapture of expenses previously waived, the gross ratio was 1.34%, 2.09%, and 1.09% for Class A, Class C, and Class I, respectively.
(17)	The Fund is currently under its expense limitation.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds are offered for sale, of which nine are reported in this annual report.

Each Fund has a distinct investment objective outlined below.

Funds	Each Fund Seeks to Provide
Growth & Income Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions refer to the prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

On September 21, 2012 Class B shares for the Growth & Income Fund were converted into Class A shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Securities Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer of the Trust. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 PM Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by certain Funds.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or market sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value ” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

At September 30, 2012, the Funds only hold assignment loans.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

	First $1 Billion	$1+ Billion Through $2 Billion	$2 + Billion
Growth & Income Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million Through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Growth & Income Fund	Euclid Advisors LLC	Small-Cap Core Fund	Kayne Anderson Rudnick Investment Management, LLC
Mid-Cap Core Fund	Kayne Anderson Rudnick Investment Management, LLC	Small-Cap Sustainable Growth Fund	Kayne Anderson Rudnick Investment Management, LLC
Mid-Cap Growth Fund	Kayne Anderson Rudnick Investment Management, LLC	Strategic Growth Fund	Kayne Anderson Rudnick Investment Management, LLC
Quality Large-Cap Value Fund	Kayne Anderson Rudnick Investment Management, LLC	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management LLC
Quality Small-Cap Fund	Kayne Anderson Rudnick Investment Management, LLC	Tactical Allocation Fund (Equity Portfolio)	Euclid Advisors LLC

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds.

	Class A	Class B	Class C	Class I
Growth & Income Fund	1.25%	N/A	2.00%	1.00%
Mid-Cap Core Fund	1.35	N/A	2.10	1.10
Mid-Cap Growth Fund	1.45	2.20	2.20	1.20
Quality Large-Cap Value Fund	1.35	N/A	2.10	1.10
Quality Small-Cap Fund	1.42	N/A	2.17	1.17
Small-Cap Sustainable Growth Fund	1.65	N/A	2.40	1.40
Strategic Growth Fund	1.47	2.22	2.22	1.22

The Adviser may discontinue these voluntary expense caps at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses ($ reported in thousands) may be recaptured as follows:

	Fiscal Year Ended
	2013	2014	2015	Total
Growth & Income Fund	$311	$332	$255	$898
Mid-Cap Core Fund	73	72	70	215
Mid-Cap Growth Fund	110	109	50	269
Quality Large-Cap Value Fund	85	106	81	272
Quality Small-Cap Fund*	152	47	—	199
Small-Cap Sustainable Growth Fund	51	121	—	172

*	Adviser is currently recapturing previously waived or reimbursed expenses.

D.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six-month period (the “period”) ended September 30, 2012, it retained net commissions of $49 Class A shares and deferred sales charges of $2, $7 for Class B shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

($ reported in thousands)

VP Distributors also serves as the Trust’s Administrator. For the period ended September 30, 2012, the Funds incurred administration fees from the Trust totaling $697 which are included in the Statement of Operations.

VP Distributors also serves as the Trust’s Transfer Agent. For the period ended September 30, 2012, the Funds incurred transfer agent fees from the Trust totaling $921 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

($ reported in thousands except shares)

At September 30, 2012, Virtus, its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Assets
Mid-Cap Core Fund
Class A	10,340	$163
Class C	10,307	159
Class I	10,388	164
Quality Small-Cap Fund
Class A	21,516	262
Class I	10,243	125
Small-Cap Core Fund
Class A	8,919	173
Class I	90,298	1,801
Tactical Allocation Fund
Class A	2,116	20

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds (excluding U.S. Government and agency securities, written options, and short-term investments) during the period ended September 30, 2012, were as follows:

	Purchases	Sales
Growth & Income Fund	$38,086	$43,616
Mid-Cap Core Fund	1,165	401
Mid-Cap Growth Fund	17,902	21,211
Quality Large-Cap Value Fund	6,808	8,419
Quality Small-Cap Fund(1)	27,339	103,066
Small-Cap Core Fund(1)	50,091	16,920
Small-Cap Sustainable Growth Fund	10,817	24,349
Strategic Growth Fund	32,580	57,929
Tactical Allocation Fund	80,978	86,259

(1)	Excludes security transactions distributed as a result of a redemption-in-kind.

The Tactical Allocation Fund had purchases of $2,939 and sales of $3,031 of long-term U.S. Government and agency securities during the period ended September 30, 2012.

Note	5. Derivative Transactions

($ reported in thousands)

Certain Funds invested in derivative instruments during the reporting period through the form of written covered call options. The primary type of risk associated with these options is equity price risk. The Growth & Income Fund and Tactical Allocation Fund invest in written covered call options contracts in an attempt to manage such risk and with the purpose of generating realized gains.

For additional information on the written covered call options in which each Fund was invested during the reporting period, refer to the Schedule of Investments and Note 2G.

Written options transactions, during the period ended September 30, 2012, were as follows:

	Growth & Income Fund		Tactical Allocation Fund
Call options	# of contracts	Premium Received	# of contracts	Premium Received
Options outstanding at beginning of year	380	$160	370	$152
Written options	2,486	415	2,346	391
Options repurchased	(1,232)	(312)	(1,174)	(294)
Options exercised	(130)	(10)	(120)	(10)

Options outstanding at September 30, 2012	1,504	$253	1,422	$239

The average daily notional amount of written options during the period ended September 30, 2012 was $(122) and $(115), respectively, for the Growth & Income Fund and Tactical Allocation Fund.

The following is a summary of the Trusts’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2012:

Statements of Assets and Liabilities
	Growth & Income	Tactical Allocation
Assets: None	$—	$—

Liabilities: Written options outstanding at value	(269)	(254)

Net asset (liability) balance	$(269)	$(254)

Statements of Operations
	Growth & Income	Tactical Allocation
Net realized gain (loss) on written options	$(6)	$(2)

Net change in unrealized appreciation (depreciation) on written options	$(54)	$(51)

Total net realized and unrealized gain (loss)	$(60)	$(53)

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Growth & Income Fund				Mid-Cap Core Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012		Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	191	$3,425	173	$2,856	23	$352	20		$287
Reinvestment of distributions	7	108	16	263	— (1)	5	—	(1)	2
Conversion of Class B shares to Class A shares	126	2,311	—	—	—	—	—		—
Shares repurchased	(384)	(6,773)	(842)	(13,752)	(1)	(11)	(5)		(84)

Net Increase / (Decrease)	(60)	$(929)	(653)	$(10,633)	22	$346	15		$205

Class B
Sale of shares	— (1)	$6	— (1)	$1	—	$—	—		$—
Reinvestment of distributions	—	—	—	—	—	—	—		—
Conversion of Class B shares to Class A shares	(133)	(2,311)	—	—	—	—	—		—
Shares repurchased	(34)	(562)	(87)	(1,372)	—	—	—		—

Net Increase / (Decrease)	(167)	$(2,867)	(87)	$(1,371)	—	$—	—		$—

Class C
Sale of shares	12	$190	28	$441	— (1)	$— (1)	1		$14
Reinvestment of distributions	—	—	—	—	— (1)	1	—	(1)	— (1)
Shares repurchased	(124)	(2,033)	(265)	(4,135)	(1)	(9)	—	(1)	(4)

Net Increase / (Decrease)	(112)	$(1,843)	(237)	$(3,694)	(1)	$(8)	1		$10

Class I
Sale of shares	31	$545	95	$1,510	38	$596	57		$837
Reinvestment of distributions	1	17	2	35	1	8	—	(1)	3
Shares repurchased	(42)	(724)	(85)	(1,415)	(1)	(17)	(17)		(232)

Net Increase / (Decrease)	(10)	$(162)	12	$130	38	$587	40		$608

	Mid-Cap Growth Fund				Quality Large-Cap Value Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012		Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	166	$2,729	237	$3,623	63	$661	125	$1,238
Reinvestment of distributions	—	—	—	—	24	240	29	286
Shares repurchased	(324)	(5,446)	(737)	(12,061)	(211)	(2,237)	(629)	(6,315)

Net Increase / (Decrease)	(158)	$(2,717)	(500)	$(8,438)	(124)	$(1,336)	(475)	$(4,791)

Class B
Sale of shares	11	$156	23	$296	—	$—	—	$—
Shares repurchased	(28)	(400)	(67)	(922)	—	—	—	—

Net Increase / (Decrease)	(17)	$(244)	(44)	$(626)	—	$—	—	$—

Class C
Sale of shares	6	$87	13	$183	6	$67	42	$401
Reinvestment of distributions	—	—	—	—	1	12	1	6
Shares repurchased	(19)	(278)	(42)	(572)	(31)	(323)	(116)	(1,095)

Net Increase / (Decrease)	(13)	(191)	(29)	$(389)	(24)	$(244)	(73)	$(688)

Class I
Sale of shares	4	$72	29	$521	2	$20	101	$1,033
Reinvestment of distributions	—	—	—	—	1	13	2	16
Shares repurchased	(7)	(114)	(11)	(168)	(2)	(18)	(23)	(221)

Net Increase / (Decrease)	(3)	$(42)	18	$353	1	$15	80	$828

(1)	Amount less than 500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

	Quality Small-Cap Fund				Small-Cap Core Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012		Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,194	$14,522	2,870	$35,013	1,763	$33,743	2,632	$48,734
Reinvestment of distributions	89	1,039	71	852	110	2,015	60	1,104
Shares repurchased	(1,470)	(18,257)	(2,354)	(28,540)	(523)	(10,025)	(735)	(13,523)

Net Increase / (Decrease)	(187)	$(2,696)	587	$7,325	1,350	$25,733	1,957	$36,315

Class C
Sale of shares	234	$2,872	247	$3,052	293	$5,115	368	$6,259
Reinvestment of distributions	14	159	2	27	17	295	18	298
Shares repurchased	(145)	(1,754)	(319)	(3,874)	(67)	(1,168)	(120)	(2,002)

Net Increase / (Decrease)	103	$1,277	(70)	$(795)	243	$4,242	266	$4,555

Class I
Sale of shares	2,407	$30,040	6,167	$75,624	2,155	$42,325	2,514	$47,345
Reinvestment of distributions	102	1,196	117	1,412	161	3,040	171	3,224
Shares redeemed in-kind (Note 12)	(1,305)	(16,817)	—	—	(3,209)	(62,887)	—	—
Shares repurchased	(9,599)	(116,718)	(2,721)	(32,603)	(808)	(15,631)	(1,396)	(25,660)

Net Increase / (Decrease)	(8,395)	$(102,299)	3,563	$44,433	(1,701)	$(33,153)	1,289	$24,909

	Small-Cap Sustainable Growth Fund				Strategic Growth Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012		Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	207	$2,597	2,150	$25,590	205	$1,989	834	$7,846
Reinvestment of distributions	—	—	19	224	—	—	—	—
Shares repurchased	(1,177)	(14,547)	(1,239)	(15,053)	(2,764)	(26,822)	(5,852)	(53,105)

Net Increase / (Decrease)	(970)	$(11,950)	930	$10,761	(2,559)	$(24,833)	(5,018)	$(45,259)

Class B
Sale of shares	—	$—	—	$—	— (1)	$3	9	$71
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	—	—	—	—	(83)	(690)	(235)	(1,859)

Net Increase / (Decrease)	—	$—	—	$—	(83)	$(687)	(226)	$(1,788)

Class C
Sale of shares	49	$586	207	$2,380	6	$54	21	$168
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(87)	(1,042)	(166)	(1,872)	(58)	(484)	(130)	(1,003)

Net Increase / (Decrease)	(38)	$(456)	41	$508	(52)	$(430)	(109)	$(835)

Class I
Sale of shares	65	$807	2,888	$34,085	5	$46	62	$570
Reinvestment of distributions	—	—	8	100	—	—	—	—
Shares repurchased	(225)	(2,754)	(2,437)	(29,269)	(7)	(72)	(37)	(337)

Net Increase / (Decrease)	(160)	$(1,947)	459	$4,916	(2)	$(26)	25	$233

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

	Tactical Allocation Fund
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	334	$3,098	483	$4,307
Reinvestment of distributions	168	1,573	259	2,263
Shares repurchased	(1,061)	(9,862)	(2,346)	(20,804)

Net Increase / (Decrease)	(559)	$(5,191)	(1,604)	$(14,234)

Class B
Sale of shares	1	$6	3	$24
Reinvestment of distributions	1	6	1	9
Shares repurchased	(20)	(190)	(67)	(602)

Net Increase / (Decrease)	(18)	$(178)	(63)	$(569)

Class C
Sale of shares	39	$364	122	$1,110
Reinvestment of distributions	1	15	1	12
Shares repurchased	(23)	(218)	(47)	(428)

Net Increase / (Decrease)	17	$161	76	$694

Note	7. 10% Shareholders

At September 30, 2012, certain Funds had individual shareholder accounts, and/or omnibus shareholder accounts, (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares	Number of Accounts
Mid-Cap Core Fund	17%	1*
Quality Small-Cap Fund	13	1*
Small-Cap Core Fund	21	1*

*	Includes affiliated shareholder accounts.

Note	8. Indemnifications

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occured. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	9. Federal Income Tax Information

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth & Income Fund - Investments	$82,578	$28,024	$(729)	$27,295
Growth & Income Fund - Written Options	(253)	26	(43)	(17)
Mid-Cap Core Fund	2,946	414	(10)	404
Mid-Cap Growth Fund	38,992	5,298	(2,248)	3,050
Quality Large-Cap Value Fund	33,485	11,249	(88)	11,161
Quality Small-Cap Fund	168,201	53,009	(6,879)	46,130
Small-Cap Core Fund	198,440	32,400	(2,896)	29,504
Small-Cap Sustainable Growth Fund	63,672	18,057	(2,343)	15,714
Strategic Growth Fund	314,201	80,208	(2,703)	77,505
Tactical Allocation Fund - Investments	163,865	29,917	(980)	28,937
Tactical Allocation Fund - Written Options	(239)	25	(40)	(15)

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates:

	Expiration Year
	2016	2017	2018	Total
Growth & Income Fund	$—	$119	$27,247	$27,366
Mid-Cap Growth Fund	—	—	4,851	4,851
Quality Large-Cap Value Fund	—	23,434	8,384	31,818
Quality Small-Cap Fund	1,964	21,519	15,437	38,920
Small-Cap Core Fund	—	13,406	—	13,406
Small-Cap Sustainable Growth Fund	—	6,571	1,791	8,362
Strategic Growth Fund	—	40,560	10,519	51,079
Tactical Allocation Fund	—	—	4,732	4,732

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Growth & Income Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, Small-Cap Sustainable Growth Fund’s and Strategic Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2012, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note	11. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2012, the Funds listed held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Mid-Cap Growth Fund	Information Technology	26%
Quality Small-Cap Fund	Information Technology	25%
Small-Cap Sustainable Growth Fund	Information Technology	37%
Strategic Growth Fund	Information Technology	34%

Note	12. Redemptions-In-Kind (reported in thousands)

During the six months ended September 30, 2012, the Quality Small-Cap Fund realized $5,548 of net gains and the Small-Cap Core Fund realized $17,893 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated undistributed net realized gains (loss) to Capital paid in on shares of beneficial interest.

Note	13. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note	14. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

Effective October 26, 2012, Virtus Core Equity Fund, formerly a series of Virtus Insight Trust, was merged with and into Virtus Growth & Income Fund, a series of Equity Trust.

Effective October 26, 2012, Virtus Value Equity Fund, formerly a series of Virtus Insight Trust, was merged with and into Virtus Quality Large-Cap Value Fund, a series of Virtus Equity Trust.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR

VIRTUS MID-CAP GROWTH FUND

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Mid-Cap Growth Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), at an in-person meeting held on November 15-17, 2011. At the Meeting, Fund Management recommended that Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson” or the “Subadviser”) be appointed as subadviser to the Fund and that the Adviser enter into a new subadvisory agreement with Kayne Anderson (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Fund. The Board, including the Independent Trustees, considered and approved the Subadvisory Agreement with Kayne Anderson for the Fund, as further discussed below.

In evaluating the proposal to appoint Kayne Anderson, the Board requested and evaluated information provided by the Adviser and Kayne Anderson which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the previous sub-adviser to the Fund, as well as the services provided by Kayne Anderson to other Virtus Mutual Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to each Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Basis for the Board’s Recommendation

In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:

•

Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement and noted the breadth and depth of experience of the portfolio managers. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board also took into account its familiarity with the Subadviser in providing services to other funds of the Trust. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund was reasonable.

•

Investment Performance. The Board took into account that the proposed portfolio manager managed other Virtus Mutual Funds and considered the performance of each of those funds relative to its benchmark and comparable funds. The Board concluded that the performance of each such fund was satisfactory.

•

Subadvisory Fee. The Board took into account that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.

•

Profitability and economies of scale. In considering the expected profitability to the Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The expected profitability to the Subadviser of its relationships with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•

Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional funds of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services1-800-243-1574

Adviser Consulting Group1-800-243-4361

Telephone Orders1-800-367-5877

Text Telephone1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund

and Virtus Small-Cap Sustainable Growth Fund,

each a series of Virtus Equity Trust

Supplement dated November 5, 2012 to the Summary and

Statutory Prospectuses dated July 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick Investment Management, LLC, the subadviser to each of the above-named funds, has recently announced upcoming organization changes. Effective January 1, 2013, Doug Foreman, currently Director of Equities, will be named Co-Chief Investment Officer and retain the responsibilities of Director of Equities. He will share that role with Robert Schwarzkopf, currently Chief Investment Officer, who will then serve as Co-Chief Investment Officer. Also effective January 1, 2013, Mr. Schwarzkopf will no longer serve as a portfolio manager to Virtus Small-Cap Sustainable Growth Fund. It is currently anticipated that effective on or about January 1, 2014, Mr. Schwarzkopf will no longer serve as a portfolio manager to Virtus Quality Small-Cap Fund and Virtus Small-Cap Core Fund.

Accordingly, the following disclosure changes will be effective on January 1, 2013. Any disclosure changes required by the organizational changes anticipated to be effective on or about January 1, 2014, will be announced closer to that date.

Virtus Small-Cap Sustainable Growth Fund

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus will be replaced in its entirety with the following:

ð	Todd Beiley, CFA, Senior Research Analyst at Kayne. Mr. Beiley has served as Portfolio Manager since 2008.
ð	Jon Christensen, CFA, Senior Research Analyst at Kayne. Mr. Christensen has served as Portfolio Manager since 2009.

The row describing Virtus Small-Cap Sustainable Growth Fund in the table under “Kayne” on page 65 of the fund’s statutory prospectus will be replaced with the following:

Virtus Small-Cap Sustainable Growth Fund	Todd Beiley, CFA (since 2008) John Christensen, CFA (since 2009)

All Funds

Additionally, the following information will replace the biographical information appearing under the table for the individuals named below.

Doug Foreman, CFA. Mr. Foreman is a Co-Portfolio Manager of Mid-Cap Growth Fund (since February 2012) and Strategic Growth Fund (since November 2011) and is jointly responsible for the day-to-day management of each fund’s portfolio. Mr. Foreman is Co-Chief Investment Officer (since January 2013) and retains the responsibilities of Director of Equities (since July 2011), playing a leadership role in Kayne’s equity investment operations and is a member of the Executive Management Committee. Before joining Kayne in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (TCW)(1994 – 2006).

Robert Schwarzkopf, CFA. Mr. Schwarzkopf is a Portfolio Manager of Quality Small-Cap Fund (since inception in June 2006) and Small-Cap Core Fund (since 1996). Mr. Schwarzkopf is Co-Chief Investment Officer (since January 2013), previously Chief Investment Officer (2007-2013)), a portfolio manager for the small and mid-cap equity portfolios (since 1992), and a member of the Executive Management Committee. Before joining Kayne in 1991, Mr. Schwarzkopf was a member of the Investment Policy Committee at the Pilgrim Group of Mutual Funds and portfolio manager for Pilgrim Regional Bankshares. He has approximately 31 years of investment industry experience.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 KayneChanges (11/2012)

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8015	11-12

Semiannual

Report

Virtus Mid-Cap Value Fund

TRUST NAME: VIRTUS EQUITY TRUST	September 30, 2012
No Bank Guarantee	Not FDIC Insured	May lose Value

Virtus Mid-Cap Value Fund

(“Mid-Cap Value Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets for much of the six-month period covered by this report. Following an extremely volatile second quarter, markets rebounded in the third quarter, making up for much of the earlier losses.

Equity and fixed income markets produced mixed results for the six months ended September 30, 2012. U.S. equities, as measured by the S&P 500® Index, gained 3.43 percent, surpassing international equities, which rose just 0.89 percent, as represented by the MSCI All Country World Index (net). U.S. fixed income markets were up 3.68 percent in the six months, as measured by the Barclays Capital U.S. Aggregate Bond Index. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury and its yield low, at just 1.64 percent at the end of September.

As we enter the final quarter of 2012, the economic strength of the United States, Europe, and China remains tenuous. The onus is on U.S. government to avoid the dangers of the “fiscal cliff” and on corporations to produce robust earnings, in particular strong revenue growth, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2012

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS MID-CAP VALUE FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2012 to September 30, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Mid-Cap Value Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS MID-CAP VALUE FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2012 to September 30, 2012

Expense Table
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$990.20	1.41%	$7.03
Class C	1,000.00	986.60	2.16	10.76
Class I	1,000.00	991.50	1.16	5.79

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.91	1.41	7.16
Class C	1,000.00	1,014.10	2.16	10.97
Class I	1,000.00	1,019.18	1.16	5.89

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2012.
Materials	26%
Industrials	21
Energy	18
Consumer Discretionary	10
Consumer Staples	10
Utilities	8
Other (includes short-term investments)	7

Total	100%

	SHARES	VALUE

COMMON STOCKS—93.1%
Consumer Discretionary—9.6%
Big Lots, Inc.(2)	377,370	$11,163
J.C. Penney Co., Inc.(2)	467,000	11,343
TJX Cos., Inc.	290,050	12,991

		35,497

Consumer Staples—10.4%
Beam, Inc.	249,850	14,377
Koninklijke Ahold NV Sponsored ADR	697,850	8,695
Safeway, Inc.	951,340	15,307

		38,379

Energy—17.5%
CONSOL Energy, Inc.	339,460	10,201
Devon Energy Corp.	223,390	13,515
Kinder Morgan, Inc.	264,132	9,382
Nabors Industries Ltd.	699,960	9,820
Rowan Cos. plc Class A	234,550	7,921
Williams Cos., Inc. (The)	403,670	14,116

		64,955

Industrials—21.4%
Con-way, Inc.	201,100	5,504
Fortune Brands Home & Security, Inc.(2)	349,140	9,430
Masco Corp.	501,500	7,548
Owens Corning, Inc.(2)	286,350	9,581
Raytheon Co.	226,300	12,935
Republic Services, Inc.	562,282	15,469
USG Corp.(2)	330,860	7,262
Xylem, Inc.	454,300	11,426

		79,155

	SHARES	VALUE

Materials—26.1%
Ball Corp.	288,300	$12,198
Crown Holdings, Inc.(2)	425,270	15,629
Dow Chemical Co. (The)	373,000	10,802
FMC Corp.	157,120	8,701
International Paper Co.	380,770	13,830
Owens-Illinois, Inc.(2)	574,260	10,773
Packaging Corp. of America	324,050	11,763
Sealed Air Corp.	534,970	8,271
Weyerhaeuser Co.	186,850	4,884

		96,851

Utilities—8.1%
Dominion Resources, Inc.	251,500	13,314
ONEOK, Inc.	343,840	16,611

		29,925
TOTAL COMMON STOCKS (Identified Cost $290,469)		344,762
TOTAL LONG TERM INVESTMENTS—93.1%
(Identified cost $290,469)		344,762
SHORT-TERM INVESTMENTS—7.2%
Money Market Mutual Funds—7.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	26,509,118	26,509
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $26,509)		26,509
TOTAL INVESTMENTS—100.3% (Identified Cost $316,978)		371,271	(1)
Other assets and liabilities, net—(0.3)%		(1,067)

NET ASSETS—100.0%		$370,204

Abbreviations:

ADR	American Depositary Receipt
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 6 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

See Notes to Financial Statements

4

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Bermuda	3
Netherlands	2
United Kingdom	2
Total	100%

†	% of total investments as of September 30, 2012

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$344,762	$344,762
Short-Term Investments	26,509	26,509

Total Investments	$371,271	$371,271

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

5

VIRTUS MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$371,271
Receivables
Fund shares sold	246
Dividends and interest receivable	515
Prepaid Trustee retainer	3
Prepaid expenses	55

Total assets	372,090

Liabilities
Payables
Fund shares repurchased	1,339
Investment advisory fee	232
Distribution and service fees	92
Administration fee	40
Transfer agent fees and expenses	138
Trustees’ fee and expenses	1
Professional fee	16
Other accrued expenses	28

Total liabilities	1,886

Net Assets	$370,204

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$419,478
Accumulated undistributed net investment income (loss)	499
Accumulated undistributed net realized gain (loss)	(104,066)
Net unrealized appreciation (depreciation) on investments	54,293

Net Assets	$370,204

Class A
Net asset value (net assets/shares outstanding) per share	$25.91
Maximum offering price per share NAV/(1–5.75%)	$27.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,000,398
Net Assets	$233,215
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$25.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,052,556
Net Assets	$51,314
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$25.92
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,305,990
Net Assets	$85,675

(1) Investment in securities at cost	$316,978

See Notes to Financial Statements

6

VIRTUS MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$3,556
Foreign taxes withheld	(49)

Total investment income	3,507

Expenses
Investment advisory fees	1,406
Service fees, Class A	310
Distribution and service fees, Class C	264
Administration fees	244
Transfer agent fee and expenses	423
Custodian fees	2
Printing fees and expenses	26
Professional fees	15
Registration fees	35
Trustees’ fee and expenses	11
Miscellaneous expenses	13

Total expenses	2,749

Net investment income (loss)	758

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	20,919
Net change in unrealized appreciation (depreciation) on investments	(26,260)

Net gain (loss) on investments	(5,341)

Net increase (decrease) in net assets resulting from operations	$(4,583)

See Notes to Financial Statements

7

VIRTUS MID-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$758	$685
Net realized gain (loss)	20,919	16,240
Net change in unrealized appreciation (depreciation)	(26,260)	2,388

Increase (decrease) in net assets resulting from operations	(4,583)	19,313

From Distributions to Shareholders
Net investment income, Class A	(395)	(273)
Net investment income, Class C	—	—
Net investment income, Class I	(282)	(212)

Decrease in net assets from distributions to shareholders	(677)	(485)

From Share Transactions:
Sale of shares
Class A (1,081 and 3,175 shares, respectively)	27,509	76,343
Class C (57 and 145 shares, respectively)	1,400	3,388
Class I (1,061 and 1,838 shares, respectively)	26,993	42,675

Reinvestment of distributions
Class A (14 and 10 shares, respectively)	341	230
Class C (0 and 0 shares, respectively)	—	—
Class I (10 and 7 shares, respectively)	241	176

Shares repurchased
Class A (2,046 and 4,594 shares, respectively)	(51,646)	(108,712)
Class C (225 and 512 shares, respectively)	(5,548)	(11,637)
Class I (385 and 1,447 shares, respectively)	(9,726)	(32,969)

Increase (decrease) in net assets from share transactions	(10,436)	(30,506)

Net increase (decrease) in net assets	(15,696)	(11,678)

Net Assets
Beginning of period	385,900	397,578

End of period	$370,204	$385,900

Accumulated undistributed net investment income (loss) at end of period	$499	$418

See Notes to Financial Statements

8

VIRTUS MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000's)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A
4/1/12 to
9/30/12(10)	$26.21	0.06	(0.32)	(0.26)	(0.04)	—	(0.04)	(0.30)	$25.91	(0.98	)%(7)	$233,215	1.41	%(6)	1.41	%(6)	0.46	%(6)	16	%(7)
4/1/11 to
3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(9)	1.45		0.27		22
4/1/10 to
3/31/11	20.47	0.06	4.29	4.35	(0.13)	—	(0.13)	4.22	24.69	21.42		280,485	1.48		1.49		0.29		11
4/1/09 to
3/31/10	12.44	0.12	8.04	8.16	(0.13)	—	(0.13)	8.03	20.47	66.04		309,899	1.47		1.47		0.71		15
4/1/08 to
3/31/09	22.27	0.15	(9.39)	(9.24)	(0.06)	(0.53)	(0.59)	(9.83)	12.44	(42.59)		226,815	1.45		1.45		0.83		11
7/1/07 to
3/31/08	27.40	0.05	(4.08)	(4.03)	(0.03)	(1.07)	(1.10)	(5.13)	22.27	(14.90	)(7)	521,552	1.35	(5)(6)	1.42	(6)	0.24	(6)	14	(7)
7/1/06 to
6/30/07	21.72	0.18	5.66	5.84	(0.10)	(0.06)	(0.16)	5.68	27.40	26.91		842,524	1.27		1.31		0.68		7
Class C
4/1/12 to
9/30/12(10)	$25.34	(0.04)	(0.30)	(0.34)	—	—	—	(0.34)	$25.00	(1.34	)%(7)	$51,314	2.16	%(6)	2.16	%(6)	(0.29	)%(6)	16	%(7)
4/1/11 to
3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(9)	2.20		(0.49)		22
4/1/10 to
3/31/11	19.93	(0.09)	4.18	4.09	—	—	—	4.09	24.02	20.52		62,174	2.23		2.24		(0.46)		11
4/1/09 to
3/31/10	12.17	(0.01)	7.85	7.84	(0.08)	—	(0.08)	7.76	19.93	64.71		67,799	2.22		2.22		(0.03)		15
4/1/08 to
3/31/09	21.87	0.01	(9.18)	(9.17)	—	(0.53)	(0.53)	(9.70)	12.17	(43.01)		57,366	2.19		2.19		0.08		11
7/1/07 to
3/31/08	27.04	(0.09)	(4.01)	(4.10)	—	(1.07)	(1.07)	(5.17)	21.87	(15.36	)(7)	148,156	2.10	(5)(6)	2.17	(6)	(0.50	)(6)	14	(7)
7/1/06 to
6/30/07	21.53	(0.03)	5.60	5.57	—	(0.06)	(0.06)	5.51	27.04	25.89		229,293	2.01		2.06		(0.11)		7
Class I
4/1/12 to
9/30/12(10)	$26.25	0.09	(0.32)	(0.23)	(0.10)	—	(0.10)	(0.33)	$25.92	(0.85	)%(7)	$85,675	1.16	%(6)	1.16	%(6)	0.73	%(6)	16	%(7)
4/1/11 to
3/31/12	24.72	0.12	1.50	1.62	(0.09)	—	(0.09)	1.53	26.25	6.56		68,764	1.21	(9)	1.20		0.50		22
4/1/10 to
3/31/11	20.49	0.11	4.30	4.41	(0.18)	—	(0.18)	4.23	24.72	21.74		54,919	1.23		1.24		0.53		11
4/1/09 to
3/31/10	12.44	0.15	8.05	8.20	(0.15)	—	(0.15)	8.05	20.49	66.39		36,070	1.23		1.23		0.87		15
4/1/08 to
3/31/09	22.27	0.20	(9.39)	(9.19)	(0.11)	(0.53)	(0.64)	(9.83)	12.44	(42.42)		11,854	1.24		1.24		1.21		11
3/10/08(8) to
3/31/08	21.20	— (3)	1.07	1.07	—	—	—	1.07	22.27	5.05	(7)	105	1.54	(6)	1.54	(6)	(0.05	)(6)	14	(7)

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Amount is less than $0.005.
(4)	The Fund may invest in other funds and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(5)	Represents a blended net operating ratio.
(6)	Annualized.
(7)	Not annualized.
(8)	Inception date.
(9)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
(10)	Unaudited.

See Notes to Financial Statements

9

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (Unaudited)

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 funds of the Trust are offered for sale, of which the Mid-Cap Value Fund (the “Fund”) is reported in this annual report. The Fund is diversified and has an investment objective of long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, and has exclusive voting rights with respect to such plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund have been approved by the Board. All internally fair valued securities are approved by a Valuation Committee appointed under the direction of the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

10

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures and options that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing

11

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is recognized. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

12

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

E.	Expenses

Expenses incurred together by a fund and other affiliated mutual funds, are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a fund bears directly, the shareholders of the Fund indirectly, bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other foreign assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Funds, including oversight of the Fund’s subadvisors.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser

The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser. Sasco Capital, Inc. (“Sasco”) serves as the Fund’s subadviser.

C.	Expense Limit and Recapture

($ reported in thousands)

Effective April 14, 2010, the Adviser will voluntarily limit the Fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time.

13

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

The Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement.

During the current fiscal year, the Adviser has recaptured $0 of the previously waived or reimbursed expenses.

D.	Distributor

($ reported in thousands)

VP Distributors LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund that for the period (the “period”) ended September 30, 2012, it retained Class A net commissions of $5 and Class C deferred sales charges of $2.

In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

($ reported in thousands)

VP Distributors also serves as the Trust’s Administrator. For the period ended September 30, 2012, the Fund incurred administration fees from the Trust totaling $184 which are included in the Statement of Operations.

VP Distributors also serves as the Trust’s Transfer Agent. For the period ended September 30, 2012, the Fund incurred transfer agent fees from the Trust totaling $407 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2012, were as follows:

Purchases	Sales
$55,456	$71,565

There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2012.

14

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Note 5. Indemnifications

Under the Fund’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 6. Federal Income Tax Information

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$317,583	$88,656	$(34,968)	$53,688

The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

Expiration Year
2018	2019	Total
$115,632	$6,953	$122,585

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration

15

VIRTUS MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2012, the Fund held securities issued by various companies in Materials at 26% of Total Investments.

Note	8. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note	9. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

16

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8014	11-12

P.O. Box 9874

Providence, RI 02940 -8074

Semiannual

Report

Virtus Balanced Fund*

* Prospectus Supplement appears in the back of this Semiannual Report.

TRUST NAME: VIRTUS EQUITY TRUST	September 30, 2012
No Bank Guarantee	Not FDIC Insured	May lose Value

Virtus Balanced Fund

(“Balanced Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets for much of the six-month period covered by this report. Following an extremely volatile second quarter, markets rebounded in the third quarter, making up for much of the earlier losses.

Equity and fixed income markets produced mixed results for the six months ended September 30, 2012. U.S. equities, as measured by the S&P 500® Index, gained 3.43 percent, surpassing international equities, which rose just 0.89 percent, as represented by the MSCE All Country World Index (net). U.S. fixed income markets were up 3.68 percent in the six months, as measured by the Barclays Capital U.S. Aggregate Bond Index. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury and its yield low, at just 1.64 percent at the end of September.

As we enter the final quarter of 2012, the economic strength of the United States, Europe, and China remains tenuous. The onus is on U.S. government to avoid the dangers of the “fiscal cliff” and on corporations to produce robust earnings, in particular strong revenue growth, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2012

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS BALANCED FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2012 to September 30, 2012

We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS BALANCED FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2012 to September 30, 2012

Expense Table
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Fund
Actual
Class A	$1,000.00	$1,024.40	1.11%	$5.63
Class B	1,000.00	1,020.70	1.86	9.42
Class C	1,000.00	1,020.10	1.86	9.42

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.44	1.11	5.63
Class B	1,000.00	1,015.63	1.86	9.44
Class C	1,000.00	1,015.63	1.86	9.44

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2012.
Common Stocks		61%
Information Technology	14%
Consumer Discretionary	10%
Health Care	8%
Energy	8%
All Other Sectors in Common Stocks	21%
Corporate Bonds		15%
Mortgage-Backed Securities		13%
Other (includes short-term investments)		11%

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—8.8%
U.S. Treasury Bond 3.500%, 2/15/39	$9,420	$10,829
U.S. Treasury Note 0.250%, 11/30/13	13,430	13,437
1.000%, 8/31/16	13,905	14,202
1.375%, 11/30/18	10,795	11,131
2.000%, 11/15/21	3,865	4,036
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $50,405)		53,635

MUNICIPAL BONDS—0.0%
New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	6
TOTAL MUNICIPAL BONDS (Identified Cost $5)		6

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—0.2%
United Mexican States 4.750%, 3/8/44	$905	$1,007

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $892)		1,007

MORTGAGE-BACKED SECURITIES—12.7%
Agency—9.4%
FHLMC
6.500%, 4/1/31	3,709	4,359
7.000%, 1/1/33	504	592
5.000%, 7/1/35	766	845
5.000%, 12/1/35	1,530	1,716
FNMA
6.000%, 5/1/17	55	60
4.000%, 7/1/19	29	32
0.000%, 10/9/19	1,425	1,254
6.000%, 12/1/32	152	172
5.000%, 5/1/33	884	1,002
6.000%, 11/1/34	5,519	6,206
5.500%, 4/1/36	36	40

See Notes to Financial Statements

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency (continued)
5.500%, 9/1/36	$681	$752
6.500%, 5/1/37	1,310	1,477
6.000%, 6/1/37	1,113	1,242
6.000%, 9/1/37	23	26
6.000%, 1/1/38	37	42
5.000%, 2/1/38	520	592
6.000%, 2/1/38	38	43
5.000%, 3/1/38	489	557
5.000%, 3/1/38	582	660
6.000%, 3/1/38	168	189
6.500%, 3/1/38	4,481	5,154
5.000%, 4/1/38	1,155	1,315
5.500%, 4/1/38	337	374
5.500%, 6/1/38	821	923
6.000%, 7/1/38	482	542
6.000%, 8/1/38	101	114
6.000%, 8/1/38	211	236
5.000%, 6/1/39	2,375	2,655
6.000%, 8/1/39	2,459	2,735
5.000%, 9/1/39	663	748
5.500%, 9/1/39	4,120	4,549
4.500%, 9/1/40	1,053	1,190
3.500%, 8/1/42	6,900	7,444
3.000%, 12/31/49	6,435	6,791
FNMA 99-M2, B 6.630%, 3/25/29(3)	382	439

		57,067

Non-Agency—3.3%
Bear Stearns Commercial Mortgage Securities, Inc.
05-PWR9, A4B 4.943%, 9/11/42	1,670	1,791
07-T28, A3 5.793%, 9/11/42	1,510	1,581
Citigroup – Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.545%, 1/15/46(3)	2,080	2,219
Commercial Mortgage Pass-Through Certificates 07-C9, A4 6.002%, 12/10/49(3)	830	988

	PAR VALUE	VALUE

Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.588%, 2/15/39(3)	$433	$444
08-C1, AM 144A 6.407%, 2/15/41(3)(4)	1,765	1,756
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,175	1,342
Morgan Stanley Capital I
07-T27, A4 5.650%, 6/11/42(3)	1,270	1,502
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,596
08-T29, A4 6.455%, 1/11/43(3)	1,805	2,210
Wachovia Bank Commercial Mortgage Trust
06-C23, A5 5.416%, 1/15/45(3)	2,085	2,371
07-C34, AM 5.818%, 5/15/46(3)	2,015	2,228

		20,028
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $72,626)		77,095
CORPORATE BONDS AND NOTES—14.7%
Consumer Discretionary—1.1%
AMC Entertainment, Inc. 9.750%, 12/1/20	415	470
Cablevision Systems Corp. 5.875%, 9/15/22	590	590
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	775	833
Discovery Communications LLC 3.700%, 6/1/15	355	380
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	419
NBC Universal Media LLC 4.375%, 4/1/21	560	635
NBCuniversal Media LLC 2.875%, 1/15/23	320	305

See Notes to Financial Statements

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Rent-A-Center, Inc. 6.625%, 11/15/20	$635	$689
Spencer Spirit Holdings, Inc. 144A 11.000%, 5/1/17(4)	270	289
Time Warner Cable, Inc.
5.000%, 2/1/20	665	771
4.000%, 9/1/21	470	518
5.500%, 9/1/41	120	136
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	760	764

		6,799

Consumer Staples—0.8%
Anheuser-Busch Inbev Worldwide, Inc. 0.800%, 7/15/15	720	723
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)	385	398
Heineken NV 144A 3.400%, 4/1/22(4)	980	1,021
Kraft Foods Group, Inc.
144A 2.250%, 6/5/17(4)	325	335
144A 3.500%, 6/6/22(4)	490	518
144A 5.000%, 6/4/42(4)	650	726
Pantry Inc. (The) 144A 8.375%, 8/1/20(4)	195	200
Sysco Corp. 2.600%, 6/12/22	595	614

		4,535

Energy—1.3%
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	390	406
Bristow Group, Inc. 6.250%, 10/15/22	85	87
Continental Resources, Inc. 144A 5.000%, 9/15/22(4)	760	795
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	55	58

	PAR VALUE	VALUE

Energy (continued)
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	$865	$783
Oneok Partners Lp 2.000%, 10/1/17	310	316
Petrobras International Finance Co. 5.375%, 1/27/21	875	986
Petrohawk Energy Corp. 7.250%, 8/15/18	515	586
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(5)	398	406
Plains All American Pipeline LP (Plains All American Finance Corp.) 3.650%, 6/1/22	1,130	1,200
SandRidge Energy, Inc. 7.500%, 3/15/21	855	885
Seadrill Ltd. 144A 5.625%, 9/15/17(4)	300	302
Transocean, Inc. 3.800%, 10/15/22	640	644
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	525	576

		8,030

Financials—6.5%
Ally Financial, Inc. 5.500%, 2/15/17	1,485	1,554
American Express Co. 7.250%, 5/20/14	715	789
AvalonBay Communities, Inc. 2.950%, 9/15/22	755	753
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900	903
Bank of America Corp.
5.750%, 8/15/16	1,155	1,269
5.625%, 7/1/20	715	815
Boston Properties LP 3.850%, 2/1/23	645	680
Capital One Financial Corp.
7.375%, 5/23/14	340	374
6.150%, 9/1/16	585	668

See Notes to Financial Statements

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials (continued)
Citigroup, Inc.
5.000%, 9/15/14	$815	$860
4.875%, 5/7/15	770	819
CNA Financial Corp. 5.875%, 8/15/20	1,150	1,343
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	395	376
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	355	456
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	968
Digital Realty Trust LP 5.250%, 3/15/21	1,100	1,224
Drill Rigs Holdings, Inc. 144A 6.500%, 10/1/17(4)	190	189
Duke Realty LP 5.950%, 2/15/17	1,230	1,393
E*Trade Financial Corp. 7.875%, 12/1/15	270	276
Felcor Lodging LP 6.750%, 6/1/19	775	835
Ford Motor Credit Co. LLC 5.000%, 5/15/18	890	974
General Electric Capital Corp.
1.875%, 9/16/13	1,070	1,085
4.650%, 10/17/21	45	50
GFI Group, Inc. 8.625%, 7/19/18	1,330	1,174
Goldman Sachs Group, Inc. (The)
5.125%, 1/15/15	440	473
6.000%, 6/15/20	595	686
5.750%, 1/24/22	875	1,008
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(4)	395	395
International Lease Finance Corp. 4.875%, 4/1/15	930	967

	PAR VALUE	VALUE
Financials (continued)
JPMorgan Chase & Co.
5.125%, 9/15/14	$750	$805
3.450%, 3/1/16	610	651
4.400%, 7/22/20	620	682
3.250%, 9/23/22	1,655	1,678
KeyCorp 5.100%, 3/24/21	715	836
Lincoln National Corp. 4.200%, 3/15/22	915	957
MetLife, Inc. 5.000%, 6/15/15	825	916
Morgan Stanley
5.550%, 4/27/17	570	625
5.500%, 7/28/21	580	635
6.375%, 7/24/42	610	673
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	905	928
Prudential Financial, Inc.
4.500%, 11/16/21	1,070	1,181
5.875%, 9/15/42	330	338
Regions Financial Corp.
4.875%, 4/26/13	755	770
5.750%, 6/15/15	270	290
Santander Holdings USA, Inc. 3.000%, 9/24/15	660	668
SunTrust Bank, Inc. 5.250%, 11/5/12	465	467
UBS AG 7.625%, 8/17/22	500	523
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)	895	953
Ventas Realty LP (Ventas Capital Corp.) 4.250%, 3/1/22	310	330
Wells Fargo & Co.
3.676%, 6/15/16	640	697
4.600%, 4/1/21	475	549

		39,508

Health Care—1.0%
Aviv Healthcare Properties LP (Aviv Healthcare Capital Corp.) 7.750%, 2/15/19	975	1,038

See Notes to Financial Statements

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Biomet, Inc.
144A 6.500%, 8/1/20(4)	$195	$203
144A 6.500%, 10/1/20(4)	370	364
Boston Scientific Corp. 6.000%, 1/15/20	525	625
Express Scripts Holding Co.
144A 2.100%, 2/12/15(4)	1,035	1,062
144A 2.650%, 2/15/17(4)	1,030	1,080
Gilead Sciences, Inc. 4.400%, 12/1/21	565	642
Tenet Healthcare Corp. 6.250%, 11/1/18	270	299
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	640	648

		5,961

Industrials—0.8%
Belden, Inc. 144A 5.500%, 9/1/22(4)	190	195
DynCorp International, Inc. 10.375%, 7/1/17	810	703
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(4)	355	420
Iron Mountain, Inc. 5.750%, 8/15/24	885	892
Phillips 66
144A 4.300%, 4/1/22(4)	1,065	1,166
144A 5.875%, 5/1/42(4)	575	683
United Technologies Corp. 1.200%, 6/1/15	290	295
Weatherford International Ltd.
4.500%, 4/15/22	540	565

		4,919

Information Technology—0.8%
EarthLink, Inc. 8.875%, 5/15/19	1,275	1,278
First Data Corp. 144A 6.750%, 11/1/20(4)	1,200	1,198
Lender Processing Services, Inc.
8.125%, 7/1/16	770	809
5.750%, 4/15/23	735	740

	PAR VALUE	VALUE
Information Technology (continued)
WPP Finance 2010 3.625%, 9/7/22	$315	$317
Xerox Corp. 4.500%, 5/15/21	730	776

		5,118

Materials—1.0%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	1,245	1,136
BHP Billiton Finance USA Ltd. 1.625%, 2/24/17	635	649
Dow Chemical Co. (The)
6.000%, 10/1/12	1,165	1,165
5.900%, 2/15/15	965	1,075
4.250%, 11/15/20	410	451
Reynolds Group Issuer, Inc. ( Reynolds Group Issuer LLC) 144A 5.750%, 10/15/20(4)	1,195	1,196
Vale Overseas Ltd. 4.375%, 1/11/22	580	610

		6,282

Telecommunication Services—0.4%
AT&T, Inc. 3.875%, 8/15/21	1,185	1,342
CenturyLink, Inc. Series S, 6.450%, 6/15/21	850	961
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200	211

		2,514

Utilities—1.0%
Calpine Corp. 144A 7.500%, 2/15/21(4)	460	499
CMS Energy Corp.
2.750%, 5/15/14	290	296
6.250%, 2/1/20	800	929
Eagle Rock Energy Partners LP (Eagle Rock Energy Finance Corp.) 144A 8.375%, 6/1/19(4)	760	750

See Notes to Financial Statements

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities (continued)
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	$1,155	$1,508
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,437
6.500%, 2/1/42	635	734

		6,153
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $84,798)		89,819
LOAN AGREEMENTS—0.4%(3)
Consumer Discretionary—0.2%
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 4.750%, 5/24/17	741	757
Party City Holdings, Inc. 4.500%, 7/27/19	125	127
Roundy’s Supermarkets, Inc. Tranche B, 4.500%, 2/13/19	423	415
Transtar Industries, Inc. Second Lien, 8.500%, 12/21/17	400	409

		1,708

Financials—0.1%
Pinnacle Foods Finance LLC Tranche E, 3.500%, 10/17/18	448	449

Materials—0.1%
Emerald Performance Materials LLC 5.500%, 5/18/18	424	428
TOTAL LOAN AGREEMENTS (Identified Cost $2,535)		2,585

	SHARES	VALUE
PREFERRED STOCK—0.6%
Financials—0.6%
Citigroup Capital XIII 7.875%,	19,600	546

	SHARES	VALUE
Financials (continued)
General Electric Capital Corp. Series A 7.125%	1,100	$1,226
GMAC Capital Trust I Series 2 8.125%	53,400	1,341
JPMorgan Chase & Co. 7.90%(3)	481,000	546
TOTAL PREFERRED STOCK (Identified Cost $3,406)		3,659
COMMON STOCKS—60.6%
Consumer Discretionary—9.7%
Amazon.com, Inc.(2)	21,200	5,392
AutoZone, Inc.(2)	19,700	7,283
Coach, Inc.	64,000	3,585
Comcast Corp. Class A(6)	263,000	9,408
DR Horton, Inc.	332,000	6,852
Goodyear Tire & Rubber Co. (The)(2)	571,000	6,960
Lululemon Athletica, Inc.(2)	74,000	5,472
McDonald’s Corp.	39,000	3,578
Papa John’s International, Inc.(2)	35,000	1,869
Yum! Brands, Inc.	136,000	9,022

		59,421

Consumer Staples—5.0%
Altria Group, Inc.	208,000	6,945
Campbell Soup Co.	207,000	7,208
PepsiCo, Inc.	129,000	9,129
Procter & Gamble Co. (The)	102,000	7,075

		30,357

Energy—7.5%
Chevron Corp.	62,000	7,227
ConocoPhillips	65,000	3,717
Continental Resources, Inc.(2)	88,000	6,767
Petroleo Brasileiro S.A. ADR	157,000	3,602
Valero Energy Corp.	217,000	6,874
Whiting Petroleum Corp.(2)(6)	109,000	5,164
Williams Cos., Inc. (The)	211,000	7,379
WPX Energy, Inc.(2)	317,000	5,259

		45,989

See Notes to Financial Statements

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—7.5%
Aflac, Inc.	149,000	$7,134
BB&T Corp.	274,000	9,086
Goldman Sachs Group, Inc. (The)(6)	37,000	4,206
JPMorgan Chase & Co.	221,000	8,946
Lincoln National Corp.	285,000	6,894
U.S. Bancorp	268,000	9,193

		45,459

Health Care—8.2%
Abbott Laboratories	128,000	8,776
Biogen Idec, Inc.(2)	59,000	8,804
Express Scripts Holding Co.(2)(6)	116,000	7,270
Gilead Sciences, Inc.(2)(6)	137,000	9,087
Johnson & Johnson	128,000	8,820
UnitedHealth Group, Inc.	126,000	6,982

		49,739

Industrials—4.9%
Alaska Air Group, Inc.(2)	99,000	3,471
Cummins, Inc.	75,000	6,916
Deere & Co.	64,000	5,279
Robinson (C.H.) Worldwide, Inc.	63,000	3,689
Union Pacific Corp.	58,000	6,884
United Continental Holdings, Inc.(2)	180,000	3,510

		29,749

Information Technology—13.6%
Apple, Inc.	28,300	18,884
Citrix Systems, Inc.(2)	90,000	6,891
Google, Inc. Class A(2)	9,300	7,017
Intel Corp.	233,000	5,285
International Business Machines Corp.	51,300	10,642
MasterCard, Inc. Class A	19,600	8,849
QUALCOMM, Inc.	173,000	10,811
VeriSign, Inc.(2)(6)	147,000	7,157
Visa, Inc. Class A(6)	55,000	7,385

		82,921

Materials—3.0%
CF Industries Holdings, Inc.	16,800	3,734

	SHARES	VALUE
Materials (continued)
Du Pont (E.I.) de Nemours & Co.	143,000	$7,189
Monsanto Co.(6)	78,000	7,099

		18,022

Telecommunication Services—1.2%
Verizon Communications, Inc.	163,000	7,428
TOTAL COMMON STOCKS (Identified Cost $277,222)		369,085
TOTAL LONG TERM INVESTMENTS—98.0%
(Identified cost $491,889)		596,891
SHORT-TERM INVESTMENTS—3.1%
Money Market Mutual Funds—3.1%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.140%)	19,022,350	19,022
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,022)		19,022
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—101.1% (Identified Cost $510,911)		615,913

	CONTRACTS

WRITTEN OPTIONS—(0.2)%
Call Options—(0.2)%
CF Industries Holdings expiring 11/17/12 strike price $220.00	54	(58)
Comcast Corp. expiring 10/20/12 strike price $35.00	2,264	(226)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50	657	(153)
Goldman Sachs Group expiring 10/20/12 strike price $120.00	215	(19)
Monsanto Co. expiring 10/20/12 strike price $87.50	310	(136)

See Notes to Financial Statements

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS (continued)
VeriSign, Inc. expiring 12/22/12 strike price $50.00	1,010	$(154)
Visa, Inc. expiring 12/22/12 strike price $140.00	132	(39)
Whiting Petroleum expiring 12/22/12 strike price $50.00	501	(135)
TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $868)		(920)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.9%
(Identified Cost $510,043)		614,993 (1)
Other assets and liabilities, net—(0.9)%		(5,623)

NET ASSETS—100.0%		$609,370

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

See Notes to Financial Statements

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $22,753 or 3.7% of net assets.

(5)	Illiquid security.
(6)	All or a portion segregated as collateral for written options.

At September 30, 2012, the Fund had entered into future contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
U.S. 10YR Note Futures	December - 12	(130)	$(8,545)	$(8,675)	$(130)

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

12

See Notes to Financial Statements

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Investments in Securities:
Debt Securities:
Corporate Bonds and Notes	$89,819	$—	$89,819
Foreign Government Securities	1,007	—	1,007
Loan Agreements	2,585	—	2,585
Mortgage-Backed Securities	77,095	—	77,095
Municipal Bonds	6	—	6
U.S. Government Securities	53,635	—	53,635

Equity Securities:
Common Stocks	369,085	369,085	—
Preferred Stock	3,659	—	3,659
Short-Term Investments	19,022	19,022	—
Written Options	(920)	(920)	—

Total	$614,993	$387,187	$227,806

Other Financial Instruments:
Futures Contracts*	$(130)	$(130)	—

*	Valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements

13

VIRTUS BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Balanced Fund
Assets
Investment in securities at value(1)	$615,913
Cash	37
Deposits with broker for futures contracts	59
Receivables
Investment securities sold	8,839
Fund shares sold	2
Dividends and interest receivable	1,839
Variation margin for futures contracts	1
Prepaid Trustee retainer	4
Prepaid expenses	34

Total assets	626,728

Liabilities
Payables
Written options outstanding at value(2)	920
Fund shares repurchased	497
Investment securities purchased	15,238
Investment advisory fee	276
Distribution and service fees	152
Administration fee	65
Transfer agent fees and expenses	147
Trustees’ fee and expenses	1
Professional fee	19
Other accrued expenses	43

Total liabilities	17,358

Net Assets	$609,370

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$525,023
Accumulated undistributed net investment income (loss)	7
Accumulated undistributed net realized gain (loss)	(20,480)
Net unrealized appreciation (depreciation) on investments	104,820

Net Assets	$609,370

Class A
Net asset value (net assets/shares outstanding) per share	$14.84
Maximum offering price per share NAV/(1–5.75%)	$15.75
Shares of beneficial interest outstanding, no par value, unlimited authorization	38,121,058
Net Assets	$565,793
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$14.77
Shares of beneficial interest outstanding, no par value, unlimited authorization	145,533
Net Assets	$2,149
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.75
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,808,151
Net Assets	$41,428

(1) Investment in securities at cost	$510,911
(2) Premiums received	$868

See Notes to Financial Statements

14

VIRTUS BALANCED FUND

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 2012 (Unaudited)

(Reported in thousands)

Balanced Fund
Investment Income
Interest	$3,816
Dividends	3,158
Foreign taxes withheld	(5)

Total investment income	6,969

Expenses
Investment advisory fees	1,652
Service fees, Class A	698
Distribution and service fees, Class B	11
Distribution and service fees, Class C	201
Administration fees	395
Transfer agent fee and expenses	373
Custodian fees	10
Printing fees and expenses	27
Professional fees	18
Registration fees	27
Trustees’ fees and expenses	14
Miscellaneous expenses	76

Total expenses	3,502

Net investment income (loss)	3,467

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	20,202
Net realized gain (loss) on futures	(345)
Net realized gain (loss) on written options	(36)
Net change in unrealized appreciation (depreciation) on investments	(8,806)
Net change in unrealized appreciation (depreciation) on futures	(81)
Net change in unrealized appreciation (depreciation) on written options	(172)

Net gain (loss) on investments	10,762

Net increase (decrease) in net assets resulting from operations	$14,229

See Notes to Financial Statements

15

VIRTUS BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase/(decrease) in net assets
From operations
Net investment income (loss)	$3,467	$9,251
Net realized gain (loss)	19,821	28,955
Net change in unrealized appreciation (depreciation)	(9,059)	(5,352)

Increase (decrease) in net assets resulting from operations	14,229	32,854

From distributions to shareholders
Net investment income, Class A	(3,574)	(8,804)
Net investment income, Class B	(6)	(23)
Net investment income, Class C	(112)	(338)

Decrease in net assets from distributions to shareholders	(3,692)	(9,165)

From share transactions (See Note 5):
Sale of shares
Class A (594 and 447 shares, respectively)	8,448	6,118
Class B (5 and 3 shares, respectively)	67	38
Class C (110 and 77 shares, respectively)	1,563	1,050

Reinvestment of distributions
Class A (224 and 586 shares, respectively)	3,233	7,850
Class B (0 and 2 shares, respectively)	5	21
Class C (7 and 21 shares, respectively)	97	283

Shares repurchased
Class A (1,962 and 4,980 shares, respectively)	(28,230)	(68,292)
Class B (24 and 87 shares, respectively)	(344)	(1,189)
Class C (122 and 452 shares, respectively)	(1,746)	(6,156)

Increase (decrease) in net assets from share transactions	(16,907)	(60,277)

Net increase (decrease) in net assets	(6,370)	(36,588)

Net Assets
Beginning of period	615,740	652,328

End of period	$609,370	$615,740

Accumulated undistributed net investment income (loss) at end of period	7	$232

See Notes to Financial Statements

16

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000's)	Ratio of Net Expenses to Average Net Assets(5)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4/1/12 to 9/30/12(6)	$14.58	0.09	0.26	0.35	(0.09)	—	(0.09)	0.26	$14.84	2.44	%(4)	$565,793	1.11	%(3)	1.21	%(3)	56	%(4)
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	0.58	14.58	5.83		$572,561	1.11		1.57		109
4/1/10 to 3/31/11	12.54	0.21	1.47	1.68	(0.22)	—	(0.22)	1.46	14.00	13.59		604,808	1.15		1.67		118
4/1/09 to 3/31/10	9.42	0.23	3.12	3.35	(0.23)	—	(0.23)	3.12	12.54	35.82		601,065	1.13		2.02		111
4/1/08 to 3/31/09	13.19	0.35	(3.71)	(3.36)	(0.36)	(0.05)	(0.41)	(3.77)	9.42	(25.95)		508,204	1.10		3.02		91
11/1/07 to 3/31/08	15.48	0.16	(1.28)	(1.12)	(0.19)	(0.98)	(1.17)	(2.29)	13.19	(7.62	)(4)	801,724	1.12	(3)	2.65	(3)	21	(4)
11/1/06 to 10/31/07	15.74	0.35	1.16	1.51	(0.35)	(1.42)	(1.77)	(0.26)	15.48	10.26		919,363	1.12		2.31		54
Class B
4/1/12 to 9/30/12(6)	$14.51	0.03	0.27	0.30	(0.04)	—	(0.04)	0.26	$14.77	2.07	%(4)	$2,149	1.86	%(3)	0.46	%(3)	56	%(4)
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.51	5.06		2,387	1.86		0.83		109
4/1/10 to 3/31/11	12.48	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.93	12.75		3,437	1.90		0.94		118
4/1/09 to 3/31/10	9.39	0.15	3.09	3.24	(0.15)	—	(0.15)	3.09	12.48	34.65		4,594	1.88		1.29		111
4/1/08 to 3/31/09	13.13	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.39	(26.40)		5,869	1.85		2.24		91
11/1/07 to 3/31/08	15.41	0.11	(1.27)	(1.16)	(0.14)	(0.98)	(1.12)	(2.28)	13.13	(7.94	)(4)	11,992	1.87	(3)	1.91	(3)	21	(4)
11/1/06 to 10/31/07	15.69	0.24	1.13	1.37	(0.23)	(1.42)	(1.65)	(0.28)	15.41	9.41		15,013	1.87		1.58		54

See Notes to Financial Statements

17

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(5)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class C
4/1/12 to 9/30/12(6)	$14.50	0.03	0.26	0.29	(0.04)	—	(0.04)	0.25	$14.75	2.01	%(4)	$41,428	1.86	%(3)	0.46	%(3)	56	%(4)
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.50	5.07		40,792	1.86		0.82		109
4/1/10 to 3/31/11	12.47	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.92	12.76		44,083	1.90		0.92		118
4/1/09 to 3/31/10	9.38	0.14	3.10	3.24	(0.15)	—	(0.15)	3.09	12.47	34.69		44,722	1.88		1.27		111
4/1/08 to 3/31/09	13.12	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.38	(26.42)		37,350	1.85		2.26		91
11/1/07 to 3/31/08	15.40	0.11	(1.27)	(1.16)	(0.14)	(0.98)	(1.12)	(2.28)	13.12	(7.94	)(4)	60,459	1.87	(3)	1.91	(3)	21	(4)
11/1/06 to 10/31/07	15.68	0.23	1.14	1.37	(0.23)	(1.42)	(1.65)	(0.28)	15.40	9.42		71,326	1.87		1.56		54

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	Annualized.
(4)	Not annualized.
(5)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(6)	Unaudited

See Notes to Financial Statements

18

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT

SEPTEMBER 30, 2012 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 funds of the Trust are offered for sale, of which the Balanced Fund (the “Fund”) is reported in this annual report. The Fund is diversified and has an investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B Shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Fund’s prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, and has exclusive voting rights with respect to such plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the

19

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

“Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer of the Trust. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 PM Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the

20

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures and options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is recognized. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of

21

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

September 30, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly, bear the Fund’s prorata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other foreign assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations which from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The

22

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options”.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as “Net realized gain (loss) on futures”. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates.

23

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. At September 30, 2012, the Fund only holds assignment loans.

I.	When-issued and delayed delivery transactions:

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Advisor manages the Fund’s investment program and general operations of the Funds, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.55% of the first $1 billion; 0.50% of $1+ billion through $2 billion; and 0.45% of $2+ billion.

24

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser

The subadvisers manage the investments of the Fund, for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC (“Newfleet”) is the subadviser of the Fund’s Fixed Income Portfolio. Euclid Advisors LLC (“Euclid”) is the subadviser to the Fund’s Equity Portfolio. Both Newfleet and Euclid are affiliates of VIA.

C.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Fund that for the six-months period (the “period”) ended September 30, 2012, it retained net commissions of $29 Class A shares and deferred sales charges of $1 and $—(1) for Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

(1)	Less than $500.

D.	Administrator and Transfer Agent Services

($ reported in thousands)

VP Distributors also serves as the Trust’s Administrator. For the period ended September 30, 2012, the Fund incurred administration fees from the Trust totaling $294 which are included in the Statement of Operations.

VP Distributors also serves as the Trust’s Transfer Agent. For the period ended September 30, 2012, the Fund incurred transfer agent fees from the Trust totaling $277 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Fund.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2012, were as follows:

Purchases	Sales
$203,295	$226,150

25

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2012 were as follows:

Purchases	Sales
$124,519	$123,675

Note	5. Derivative Transactions

($ reported in thousands)

The Fund invested in derivative instruments during the reporting period through the form of futures contracts and written covered call options. The primary type of risk associated with the futures contracts is interest rate risk. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The primary type of risk associated with these options is equity price risk. The Fund invests in written covered call options in an attempt to manage such risk and with the purpose of generating realized gains.

For additional information on the futures and written covered call options in which the Fund was invested during the reporting period, refer to the Schedule of Investments and Note 2G.

Written options transactions, during the period ended September 30, 2012, were as follows:

Call options	# of contracts	Premium Rec’d
Options outstanding at beginning of year	1,230	$523
Written options	8,528	1,422
Options repurchased	(4,165)	(1,040)
Options exercised	(450)	(37)

Options outstanding at September 30, 2012	5,143	$868

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of September 30, 2012 ($ reported in thousands):

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity Contracts		Written options outstanding at value

Interest Rate Contracts	Variation margin for futures contracts*

*	The variation margin shown on the Statement of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts. The variation margin presented is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until September 30, 2012.

26

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

Liability Derivative Fair Value
Total Value at September 30, 2012	Equity Contracts	Interest Rate
$(1,050)	$(920)	$(130)

For the period ended September 30, 2012, the Funds’ average volume of derivative activities is as follows:

Futures Contracts – Sold(1)	Written Options(2)
$8,337	$(411)

(1)	Notional Amount
(2)	Premiums Received

Derivative Type	Location on the Statements of Operations
Equity Contracts	Net realized gain (loss) on written options.
Net change in unrealized appreciation (depreciation) or written options.
Interest Rate Contracts	Net realized gain (loss) on futures
Net change in unrealized appreciation (depreciation) on futures

Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Total Value at September 30, 2012	Equity Contracts	Interest Rate Contracts
$(381)	$(36)	$(345)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Total Value at September 30, 2012	Equity Contracts	Interest Rate Contracts
$(253)	$(172)	$(81)

Note	6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the

27

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note	7. Indemnifications

Under the Fund’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	8. Federal Income Tax Information

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$510,776	$106,722	$(2,505)	$104,217
Written options	$868	$94	$(146)	$(52)

The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Year
2018	Total
$38,611	$38,611

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or

28

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2012 (Unaudited)

more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2012, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note	10. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note	11. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

29

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

Virtus Balanced Fund,

a series of Virtus Equity Trust

Supplement dated October 5, 2012 to the Summary Prospectus and

Statutory Prospectus dated July 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective October 3, 2012, a number of modifications affecting the fixed income portion of Virtus Balanced Fund have taken place. These changes are described more fully below.

•	The fund’s fixed income portfolio management strategies and risks have been modified.

Accordingly, the disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Invested in approximately 60% equity and 40% fixed income, this fund may be suitable for investors who want income and growth from one fund. For the fund’s equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal market circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in “emerging market” countries, and may invest in companies of any size. The fund invests the fixed income portion of its portfolio primarily in investment grade bonds; however, it may invest in high yield-high risk fixed income securities (junk bonds).

The disclosure under “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby modified by adding the following:

>	Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

The third through fifth paragraphs of the disclosure under “Principal Investment Strategies” on page 46 of the fund’s statutory prospectus is hereby replaced with the following:

Under normal circumstances, the fixed income portion of the fund is invested in the following sectors of fixed income securities:

>	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

>	Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

>	High-yield debt instruments, including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security.

The fixed income portion of the fund employs active sector rotation and disciplined risk management to portfolio construction. The fund’s fixed income assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand, investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research-driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the fund’s investment objective of providing a high level of total return, including a competitive level of current income. The subadviser seeks to adjust the proportion of fixed income investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the fund’s portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fixed income portion of the fund’s total assets in securities of any single issuer (excluding the U.S. government, its agencies, authorities or instrumentalities).

The fixed income portion of the fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s fixed income portion will have an average duration maintained at a level similar to that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. As of September 30, 2012, the modified adjusted duration of the Barclays Capital U.S. Aggregate Bond Index was 4.85 years; the modified adjusted duration of the fund is expected to be similar in duration to the benchmark. Typically, for a fund maintaining a modified adjusted duration of 4.85 years, a one percent increase in interest rates would cause a 4.85% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.85%.

•	The following disclosure hereby replaces the current disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus:

ð	David L. Albrycht, CFA, Chief Investment Officer and Senior Portfolio Manager at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since October 2012.
ð	David Dickerson, Managing Director at Euclid. Mr. Dickerson has served as Portfolio Manager of the fund since 2009.
ð	Christopher J. Kelleher, CFA, CPA, Managing Director and Senior Portfolio Manager at Newfleet. Mr. Kelleher has served as a Portfolio Manager of the fund since October 2012.
ð	Carlton Neel, Senior Managing Director at Euclid. Mr. Neel has served as Portfolio Manager since 2009.

•

Certain of the risks associated with the fund’s Principal Investment Strategies have changed. Accordingly, the table under “More Information About Risks Related to Principal Investment Strategies” on page 58 is hereby modified by adding an “x” in the following rows, thereby indicating that the named risk applies to the fund: Loan Participations and Short-Term Investments.

•	The table under “Newfleet” on page 157 regarding portfolio managers is amended by replacing the row pertaining to the fund with the following:

Virtus Balanced Fund (fixed income portion only)	David L. Albrycht, CFA (since October 2012) Christopher J. Kelleher, CFA, CPA (since October 2012)

•	The narrative under the table is hereby replaced in its entirety with the following:

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer and Senior Portfolio Manager at Newfleet (since June 2011). Prior to joining Newfleet, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds and variable investment options, as well as two closed-end funds.

Christopher J. Kelleher, CFA, CPA. Mr. Kelleher is Managing Director and Senior Portfolio Manager (since January 2012) at Newfleet. Prior to joining Newfleet, Mr. Kelleher was retired for two years from Goodwin, where he was Managing Director and Senior Portfolio Manager (1997 to January 2010). Previously, he was an investment officer with Phoenix Life Insurance Company (1983 to 1997), formerly an affiliate of Goodwin and VIA. Mr. Kelleher also is co-portfolio manager for Virtus Bond Fund and Virtus Low Duration Income Fund. He has more than 25 years of investment experience in all bond market sectors, including both publicly traded and private placements.

•

The table under “Additional Investment Techniques” on page 128 is hereby modified by removing the “x” in each of the following rows, thereby indicating that the named techniques are no longer “additional investment techniques” of the fund: Private Placements and Variable, Floating Rate and Variable Amount Securities.

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VET 8019/Balanced PM&StratChanges (10/2012)

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8013	11-12

P.O. Box 9874

Providence, RI 02940 -8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*		/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/12

By (Signature and Title)*		/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/6/12

* Print the name and title of each signing officer under his or her signature.